N-4	Apr. 27, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Jefferson National Life Annuity Account G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
Monument Advisor Select
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS (see Fee Table and Charges and Adjustments)
Are There Charges or Adjustments for Early Withdrawals?	No.
Are There Transaction Charges?	Yes. We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Underlying mutual fund fees and expenses	0.09%[2]	3.38%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund net assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund
Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $283.37	Highest Annual Cost Estimate: $3,289.57
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No optional benefits
● No additional purchase payments, transfers or
withdrawals
● No investment advisory fees

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
● No additional purchase payments,
transfers or withdrawals
● No investment advisory fees

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?	No.

Transaction Charges [Text Block]
Are There Transaction Charges?	Yes. We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Underlying mutual fund fees and expenses	0.09%[2]	3.38%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund net assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund
Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $283.37	Highest Annual Cost Estimate: $3,289.57
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No optional benefits
● No additional purchase payments, transfers or
withdrawals
● No investment advisory fees

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
● No additional purchase payments,
transfers or withdrawals
● No investment advisory fees

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.24%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.24%
Investment Options (of Other Amount) Minimum [Percent]	0.09%
Investment Options (of Other Amount) Maximum [Percent]	3.38%
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.15%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Separate Account value.
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund net assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)
Lowest Annual Cost [Dollars]	$ 283.37
Highest Annual Cost [Dollars]	$ 3,289.57
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

Withdrawals may be subject to taxes and tax penalties. The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see
Principal Risks).

What Are the Risks Associated with the Investment Options?
● Investment in this Contract is subject to the risk of poor investment performance.
Investment experience can vary depending on the Investment Options selected by the
Owner.
● Each investment Option has its own unique risks.
● Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.

What Are the Risks Related to the Insurance Company?
Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-
free phone number indicated in Contacting Us (see Principal Risks).

Investment Restrictions [Text Block]	Yes.● We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).● Certain Investment Portfolios have early cut-off times (see Appendix A: Investment Options Available Under the Contract).● Not all Investment Portfolios may be available under your Contract (see Appendix A: Investment Options Available Under the Contract).● Transfers between Investment Portfolios are subject to policies designed to deter short-term and excessively frequent transfers. Jefferson National may restrict the form in which transfer requests will be accepted (see Excessive Trading Limits).● The availability of investment options may vary depending on the broker-dealer through which the Contract is sold (see Appendix D: Financial Intermediary Variations).
Key Information, Benefit Restrictions [Text Block]	Yes.● We reserve the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new Contracts and will not impact any Contracts already in force.● If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit or other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.● The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold (see Appendix D: Financial Intermediary Variations).
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.● If the Contract is purchased through a tax-qualified plan or IRA, there is no additional Tax Deferral.● Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.See Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the Contract. Compensation can take the form of indirect compensation in that the Company may share the revenue it earns on this Contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this Contract over another investment (see The Monument Advisor Select® Variable Annuity Contract).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor Select® Variable Annuity Contract).
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from an investment option or from the Contract, or transfers Contract Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]
The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[3]
Optional Benefit[4]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30%[5]
[1]All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits). [2]Currently, We do not assess a Transfer Fee.[3]The annual Subscription Fee is assessed via a monthly deduction of $20 per month.[4]Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Adjustments).[5]Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: Investment Options Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.09%	3.38%
Example This Example is intended to help Owners compare the cost of investing in the Sub-accounts with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The Example assumes: •a $100,000 investment in the Contract for the time periods indicated; •a 5% return each year; •the maximum and the minimum annual underlying mutual fund expenses; •election of the ROP Enhanced Death Benefit Rider (0.30%).
	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (3.38%)	$4,116	$12,457	$20,947	$42,837	*	$12,457	$20,947	$42,837	$4,116	$12,457	$20,947	$42,837
Minimum Annual Underlying Mutual Fund Expenses (0.09%)	$662	$2,072	$3,607	$8,068	*	$2,072	$3,607	$8,068	$662	$2,072	$3,607	$8,068

Transaction Expenses [Table Text Block]
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]

Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits). [2]Currently, We do not assess a Transfer Fee.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[3]
Optional Benefit[4]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30%[5]
[1]All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits). [2]Currently, We do not assess a Transfer Fee.[3]The annual Subscription Fee is assessed via a monthly deduction of $20 per month.[4]Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Adjustments).[5]Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Administrative Expense, Maximum [Dollars]	$ 240
Administrative Expense, Footnotes [Text Block]	The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
Optional Benefit Expense, Footnotes [Text Block]	Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Adjustments).
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.09%	3.38%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	3.38%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,116
Surrender Expense, 1 Year, Minimum [Dollars]	662
Surrender Expense, 3 Years, Maximum [Dollars]	12,457
Surrender Expense, 3 Years, Minimum [Dollars]	2,072
Surrender Expense, 5 Years, Maximum [Dollars]	20,947
Surrender Expense, 5 Years, Minimum [Dollars]	3,607
Surrender Expense, 10 Years, Maximum [Dollars]	42,837
Surrender Expense, 10 Years, Minimum [Dollars]	8,068
Annuitized Expense, 3 Years, Maximum [Dollars]	12,457
Annuitized Expense, 3 Years, Minimum [Dollars]	2,072
Annuitized Expense, 5 Years, Maximum [Dollars]	20,947
Annuitized Expense, 5 Years, Minimum [Dollars]	3,607
Annuitized Expense, 10 Years, Maximum [Dollars]	42,837
Annuitized Expense, 10 Years, Minimum [Dollars]	8,068
No Surrender Expense, 1 Year, Maximum [Dollars]	4,116
No Surrender Expense, 1 Year, Minimum [Dollars]	662
No Surrender Expense, 3 Years, Maximum [Dollars]	12,457
No Surrender Expense, 3 Years, Minimum [Dollars]	2,072
No Surrender Expense, 5 Years, Maximum [Dollars]	20,947
No Surrender Expense, 5 Years, Minimum [Dollars]	3,607
No Surrender Expense, 10 Years, Maximum [Dollars]	42,837
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 8,068
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks Owners should be aware of the following risks associated with owning the Contract: Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.Investment Option availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting underlying mutual funds for Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided. Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments. Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty. Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings. Cybersecurity. Jefferson National businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Us potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service attacks on systems or websites and other operational disruptions that could severely impede Our ability to conduct Our businesses or administer the contract (e.g. calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that We, Our service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Owners in the future. In the event that contract administration or Contract Values are adversely affected as a result of a failure of Jefferson National cybersecurity controls, We will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. We will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the Contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold (see Appendix D: Financial Intermediary Variations). Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
ROP Enhanced Death Benefit Rider (see Death Benefit)	Enhanced death benefit	0.30% (daily net assets)	0.15% (daily net assets)
● Owner must be 80 or younger at
application
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could eliminate the
death benefit
● Purchase payments are limited to
$3,000,000 for one or more
Contracts with the ROP Enhanced
Death Benefit Rider that use the
Measuring Life

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None

Optional Benefit Expense, Footnotes [Text Block]	Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Adjustments).
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective June 5, 2026, the Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II will reopen and will be made available to all contract owners. The Board of Trustees of the Lincoln Variable Insurance Products Trust (the "Board") approved the merger of the LVIP American Century Large Company Value Fund (the "Target Fund") into the LVIP American Century Value Fund: (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about June 5, 2026 (the "Effective Date"). As of the Effective Date, the following changes apply to the contract: •the Target Fund will no longer be available to receive transfers or new purchase payments; •the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and •the Acquiring Fund will assume all liabilities of the Target Fund. •Accordingly, the following changes apply to the prospectus: (1) The information in Appendix A under the second column "Underlying Mutual Fund and Adviser/Sub-Adviser" for Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II now reads as follows:
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II
Investment Advisor: Lincoln Financial Investments Corporation
Sub-Advisor: American Century Investment Management, Inc.

The Board of Trustees (the "Board") of Lazard Retirement Series, Inc., approved the liquidation (the "Liquidation") of the Lazard Retirement Series, Inc. – Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (the "Fund"). The Liquidation is expected to occur on or about May 20, 2026 (the "Liquidation Date"). In anticipation of the Liquidation, the following changes apply to the contract: •Effective May 13, 2026, this Investment Portfolio is no longer available to receive transfers or new purchase payments. •From the date of this supplement until the Liquidation Date, investors with allocations in the Fund may transfer allocations to any other available investment option. During this period, any transfers from the Fund will not be treated as a transfer for purposes of transfer limitations that would otherwise be applicable. •On the Liquidation Date, any remaining assets of the Fund will be transferred to Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class Y. •After the Liquidation Date, any and all references to the Fund are deleted. The following underlying mutual fund is offered as an investment option under the contract or policy. Effective May 12, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Vanguard Variable Insurance Fund - Capital Growth Portfolio	Vanguard Variable Insurance Fund - PRIMECAP Portfolio
Appendix A: Investment Options Available Under the Contract The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000220422NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The availability of investment options may vary depending on the broker-dealer through which the Contract is sold (see Appendix D: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000220422NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The availability of investment options may vary depending on the broker-dealer through which the Contract is sold (see Appendix D: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Real Assets	Advisors Preferred Trust - Quantified Gold Futures Tracking Portfolio (formerly, Advisors Preferred Trust - Gold Bullion Strategy Portfolio) Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.63%	0.00%	1.63%	59.59%	14.40%	12.14%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.94%	0.00%	0.94%	32.87%	16.33%	18.17%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.81%*	0.00%	0.81%	30.27%	11.12%	16.73%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.90%*	0.00%	0.90%	16.76%	3.01%	11.68%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.07%	0.00%	1.07%	2.64%	8.48%	8.27%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%*	0.00%	0.59%	10.47%	11.42%	10.57%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: AllianceBernstein L.P.	1.19%*	0.00%	1.19%	6.03%	3.02%	9.80%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.13%	0.00%	1.13%	5.39%	-2.46%	9.94%
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	6.71%	8.94%	11.85%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.76%*	0.00%	1.76%	1.36%	6.30%	9.36%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%	0.00%	1.30%	4.66%	22.06%	10.70%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.85%	0.00%	0.85%	20.00%	10.55%	10.36%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.84%	0.00%	0.84%	14.82%	6.61%	7.25%
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.83%*	0.00%	0.83%	8.82%	2.19%	3.50%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.82%	0.00%	0.82%	17.91%	8.82%	9.05%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.84%*	0.00%	0.84%	11.70%	4.43%	5.46%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.81%*	0.00%	0.81%	8.32%	0.06%	1.43%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.83%*	0.00%	0.83%	7.94%	5.33%	6.68%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.79%	0.00%	0.79%	15.59%	8.70%	9.50%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	0.00%	0.78%	20.16%	8.82%	7.32%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.98%	0.00%	0.98%	9.03%	-2.76%	0.97%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	24.46%	10.01%	10.74%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.91%*	0.00%	0.91%	21.34%	7.97%	11.89%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	0.00%	1.15%	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.84%	0.00%	0.84%	19.93%	13.09%	17.67%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.78%	0.00%	0.78%	17.77%	13.62%	13.63%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.03%	0.00%	1.03%	26.41%	3.14%	6.73%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.06%	0.00%	1.06%	35.09%	7.42%	7.54%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.90%	0.00%	0.90%	11.65%	6.43%	7.17%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.88%	0.00%	0.88%	10.65%	8.04%	7.18%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	27.93%	5.06%	8.98%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.73%*	0.00%	0.73%	6.98%	-0.38%	2.11%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	7.54%	-0.49%	1.45%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	16.90%	13.60%	12.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.78%*	0.00%	0.78%	8.52%	4.47%	6.02%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.74%*	0.00%	0.74%	7.14%	-0.75%	1.82%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.92%*	0.00%	0.92%	19.73%	13.85%	14.08%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	17.99%	12.42%	10.85%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.93%*	0.00%	0.93%	21.32%	11.45%	11.01%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.01%*	0.00%	1.01%	19.51%	5.51%	7.33%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	1.02%*	0.00%	1.02%	11.48%	10.19%	15.98%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.61%	0.00%	0.61%	5.36%	6.65%	9.15%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.27%	0.30%	0.57%	17.53%	14.12%	14.52%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.90%	0.00%	0.90%	11.68%	8.44%	9.51%
Real Assets	Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio: Class 1 (formerly, Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1) This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: UBS Asset Management (Americas) LLC	1.05%*	0.00%	1.05%	15.36%	10.28%	5.59%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 1 (formerly, Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	6.59%	8.94%	8.23%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.94%*	0.00%	0.94%	6.88%	1.87%	3.99%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Real Assets	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.00%*	0.00%	1.00%	15.30%	12.44%	6.46%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	0.00%	0.89%	8.49%	3.93%	5.51%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.72%*	0.00%	0.72%	7.55%	1.20%	1.94%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.69%	0.00%	0.69%	28.27%	13.59%	12.58%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.07%*	0.00%	1.07%	14.86%	7.26%	11.89%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.66%*	0.00%	0.66%	6.00%	1.90%	2.94%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (formerly, Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.18%*	0.00%	1.18%	34.37%	18.42%	22.70%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.04%	0.00%	1.04%	7.83%	8.93%	8.84%
Alternative Strategies	Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.26%	0.00%	1.26%	10.03%	4.88%	4.52%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.31%*	0.30%	0.61%	19.94%	12.23%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.21%	0.30%	0.51%	4.35%	1.38%	1.81%
Allocation	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.30%	0.58%	14.68%	8.42%	8.65%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.39%	0.30%	0.69%	36.99%	8.89%	8.68%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.27%	0.30%	0.57%	45.64%	15.85%	10.46%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.12%	0.30%	0.42%	4.33%	2.65%	1.97%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.30%	0.51%	15.83%	11.97%	10.51%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.30%	0.59%	8.95%	13.60%	11.00%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.19%	0.00%	1.19%	3.95%	4.64%	4.43%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	0.00%	0.81%	8.23%	3.70%	5.59%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.79%*	0.00%	1.79%	11.26%	1.26%	9.61%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.97%*	0.00%	0.97%	7.03%	6.56%	6.85%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.12%	0.00%	1.12%	40.79%	5.62%	10.66%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 (formerly, Fidelity Variable Insurance Products Fund - VIP Freedom Income Fund Portfolio: Service Class 2) This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Fidelity Management & Research Company LLC	0.61%	0.00%	0.61%	9.31%	2.08%	4.17%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	0.00%	0.66%	14.96%	9.24%	10.84%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.79%	0.00%	0.79%	21.19%	15.08%	15.49%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC	0.57%	0.00%	0.57%	17.09%	10.09%	10.31%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	10.34%	23.86%	7.69%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity- Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.71%	0.00%	0.71%	18.75%	12.23%	11.32%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73%	0.00%	0.73%	5.33%	6.06%	5.44%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	21.21%	15.83%	13.56%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	21.65%	11.03%	19.64%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.80%	0.00%	0.80%	14.61%	13.41%	17.15%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.06%*	0.00%	1.06%	10.31%	4.00%	5.34%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.02%	0.00%	1.02%	18.36%	5.99%	9.53%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.62%	0.00%	0.62%	6.93%	-0.21%	2.45%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.80%	0.00%	0.80%	11.49%	9.83%	10.31%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.97%	0.00%	0.97%	20.05%	6.35%	7.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	2.90%	3.98%	3.61%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	8.58%	2.79%	4.40%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.70%	0.00%	0.70%	10.95%	12.82%	10.96%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.84%	0.00%	0.84%	7.70%	11.87%	10.54%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.21%*	0.00%	1.21%	37.47%	9.02%	7.61%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.25%*	0.00%	1.25%	7.93%	2.36%	3.03%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%	0.00%	0.72%	12.56%	7.66%	7.30%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Franklin Mutual Advisers, LLC	0.94%	0.00%	0.94%	11.52%	9.21%	7.53%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.89%	0.00%	0.89%	11.80%	9.50%	12.10%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Franklin Advisers, Inc.	1.07%*	0.00%	1.07%	7.24%	1.92%	3.10%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.79%	0.00%	0.79%	6.69%	0.02%	1.14%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.75%*	0.00%	0.75%	15.73%	-0.96%	-0.15%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.98%*	0.00%	0.98%	7.36%	4.68%	11.59%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.91%*	0.00%	0.91%	7.48%	-0.21%	3.13%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.15%*	0.00%	1.15%	3.57%	4.56%	4.13%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.03%*	0.00%	1.03%	6.84%	4.16%	5.55%
Equity	Invesco - Invesco V.I. American Value Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.14%	0.00%	1.14%	20.76%	17.56%	12.01%
Allocation	Invesco - Invesco V.I. Balanced- Risk Allocation Fund: Series II Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	8.69%	2.27%	4.91%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	17.44%	15.43%	11.95%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	16.17%	12.81%	11.73%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.62%*	0.00%	0.62%	7.09%	-0.11%	2.99%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is no longer available to receive transfers or new premium payments effective August 19, 2022 Investment Advisor: Invesco Advisers, Inc.	0.87%*	0.00%	0.87%	6.96%	-0.36%	2.73%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.11%	0.00%	1.11%	4.53%	3.64%	11.10%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	12.81%	8.94%	8.92%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.90%	0.00%	0.90%	16.50%	3.68%	6.22%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	0.00%	1.06%	15.01%	7.01%	10.72%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	7.85%	1.73%	2.44%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.20%*	0.00%	1.20%	12.75%	1.39%	2.76%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.70%	0.00%	0.70%	7.37%	0.04%	1.60%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	15.62%	12.85%	10.73%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.99%	0.00%	0.99%	15.33%	3.80%	6.58%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.92%	0.00%	0.92%	6.73%	3.64%	4.83%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	15.64%	12.19%	12.25%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	1.19%	0.00%	1.19%	8.97%	8.83%	9.08%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.96%	0.00%	0.96%	20.47%	10.30%	15.78%
Equity	Invesco V.I. International Growth Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	15.53%	1.88%	5.34%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	0.77%*	0.00%	0.77%	16.66%	7.07%	7.84%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.03%*	0.00%	1.03%	11.79%	7.85%	8.38%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.78%*	0.00%	0.78%	6.48%	-0.48%	2.58%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	11.89%	18.61%	1.74%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.97%	0.00%	0.97%	7.17%	3.73%	5.56%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.79%*	0.00%	0.79%	4.70%	1.75%	2.12%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.10%*	0.00%	1.10%	1.18%	-0.08%	10.66%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Van Eck Associates Corporation	1.12%*	0.00%	1.12%	37.75%	15.73%	6.94%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.15%	0.00%	1.15%	33.36%	13.71%	17.20%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.98%*	0.00%	0.98%	9.41%	9.49%	8.92%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	15.11%	8.48%	10.14%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	7.67%	7.62%	12.79%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	7.22%	-0.47%	2.07%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	18.14%	11.65%	16.24%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%	0.00%	0.82%	20.92%	12.51%	12.93%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.74%*	0.00%	0.74%	17.46%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Janus Henderson Investors US LLC	0.83%*	0.00%	0.83%	6.50%	8.69%	8.66%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	28.87%	9.44%	9.24%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%	0.00%	0.82%	18.39%	14.11%	15.88%
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Boston Partners Global Investors, Inc.	0.99%*	0.10%	1.09%	32.00%	7.83%	8.56%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%*	0.00%	1.38%	41.77%	10.76%	9.35%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Lazard Asset Management LLC	1.05%*	0.00%	1.05%	15.72%	5.19%	5.93%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Lazard Asset Management LLC	1.10%*	0.00%	1.10%	2.18%	4.82%	7.22%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.87%	0.00%	0.87%	13.32%	5.24%	7.47%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.06%	0.00%	1.06%	8.97%	-0.42%	9.11%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Western Asset Management Company, LLC and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.81%	0.00%	0.81%	9.96%	2.56%	5.33%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.77%*	0.00%	0.77%	9.62%	6.49%	8.03%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.72%*	0.00%	0.72%	6.33%	0.62%	2.61%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.95%*	0.00%	0.95%	15.98%	1.85%	6.42%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.70%*	0.00%	0.70%	15.40%	10.01%	9.51%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.75%*	0.00%	0.75%	12.84%	11.68%	17.16%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.71%*	0.00%	0.71%	16.02%	11.65%	10.23%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This Sub-Account is only available in contracts issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: ClearBridge Investments, LLC	0.75%*	0.00%	0.75%	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in contracts issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: ClearBridge Investments, LLC	0.74%*	0.00%	0.74%	8.62%	10.57%	14.46%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.98%	0.00%	0.98%	8.32%	2.09%	4.72%
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	15.98%	12.34%	13.06%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.93%	0.00%	0.93%	17.29%	13.35%	11.12%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.98%*	0.00%	0.98%	11.90%	10.82%	15.31%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	12.56%	-0.54%	10.46%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	12.77%	9.69%	9.77%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	20.81%	6.80%	9.60%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	5.62%	-2.35%	9.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.74%*	0.00%	0.74%	9.39%	5.04%	5.69%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.62%*	0.00%	0.62%	17.18%	12.58%	14.44%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.63%*	0.00%	0.63%	18.81%	14.80%	11.79%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%	0.00%	0.24%	7.06%	-0.59%	1.79%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.58%*	0.00%	0.58%	7.69%	0.62%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.12%*	0.00%	1.12%	36.15%	1.01%	6.31%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective June 20, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.37%*	0.00%	1.37%	35.78%	0.75%	6.04%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.05%*	0.00%	1.05%
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.32%	0.00%	0.32%	4.07%	3.06%	1.93%
Equity	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: GQG Partners LLC	0.78%*	0.00%	0.78%	2.14%	5.52%	8.68%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.88%*	0.00%	0.88%	39.29%	12.79%	9.94%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective October 24, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	1.13%*	0.00%	1.13%	38.97%	12.52%	9.67%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.32%	0.00%	0.32%	30.94%	8.68%	8.07%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.82%	0.00%	0.82%	15.88%	6.75%	8.02%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.82%	0.00%	0.82%	14.68%	5.83%	7.09%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	6.88%	-0.46%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.25%*	0.00%	0.25%	18.57%	11.40%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.96%*	0.00%	0.96%	32.66%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.79%	0.00%	0.79%	16.49%	9.85%	11.85%
Fixed Income	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.75%*	0.00%	0.75%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	0.00%	0.70%	14.20%	19.09%	18.02%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.43%	0.00%	0.43%	7.03%	-0.62%	2.23%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.55%	0.00%	0.55%	5.70%	2.13%	2.38%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	7.27%	8.87%	10.46%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	0.00%	0.72%
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Putnam Investment Management, LLC	0.83%*	0.00%	0.83%	35.21%	11.20%	7.72%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.16%	0.00%	0.16%	17.70%	14.25%	14.64%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.25%	0.00%	0.25%	12.54%	5.91%	9.46%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	1.06%*	0.00%	1.06%	2.17%	8.01%	7.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	0.00%	0.80%	7.56%	5.81%	5.45%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.85%*	0.00%	0.85%	2.39%	7.91%	7.66%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.85%*	0.00%	0.85%	11.56%	10.06%	7.75%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.86%*	0.00%	0.86%	5.45%	4.47%	10.96%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%	0.00%	0.93%	5.71%	2.56%	2.30%
Equity	New Age Alpha Variable Funds Trust - NAA Large Core Series Investment Advisor: New Age Alpha Advisors, LLC	0.94%*	0.00%	0.94%	16.43%	13.65%	14.25%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	1.01%*	0.00%	1.01%	17.02%	13.89%	17.04%
Equity	New Age Alpha Variable Funds Trust - NAA Mid Growth Series Investment Advisor: New Age Alpha Advisors, LLC	1.07%*	0.00%	1.07%	2.17%	4.48%	10.63%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.17%*	0.00%	1.17%	3.30%	8.47%	7.65%
Hybrid Securities	New York Life Investments VP Funds Trust - NYLIM VP MacKay Convertible Portfolio: Service Class (formerly, New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class) Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.82%	0.00%	0.82%	16.11%	5.34%	10.10%
Allocation	Northern Lights Variable Trust - DF Tactical Dividend VIT Fund: Class 1 (formerly. Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1) This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Donoghue Forlines LLC	2.00%*	0.00%	2.00%	17.19%	8.72%	3.46%
Allocation	Northern Lights Variable Trust - DF Tactical Momentum VIT Fund: Class 1 (formerly, Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1) Investment Advisor: Donoghue Forlines LLC	1.56%	0.00%	1.56%	23.52%	12.83%	9.23%
Allocation	Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	18.83%	9.41%	10.43%
Allocation	Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	10.36%	4.74%	5.72%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	11.65%	5.36%	6.13%
Allocation	Northern Lights Variable Trust - TOPS Moderate ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.53%	0.00%	0.53%	15.13%	6.92%	7.99%
Allocation	Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	17.99%	8.56%	9.53%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	12.85%	5.52%	6.39%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.56%	0.00%	0.56%	10.15%	4.34%	4.99%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.76%	0.00%	0.76%	9.03%	3.84%	4.92%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.13%*	0.00%	2.13%	14.20%	5.60%	6.77%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Real Assets	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	3.19%*	0.00%	3.19%	18.79%	10.55%	6.54%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.06%	0.00%	1.06%	8.11%	3.01%	3.55%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.17%	0.00%	1.17%	14.98%	2.44%	5.06%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	1.15%	0.00%	1.15%	12.75%	0.15%	2.46%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	1.13%	0.00%	1.13%	6.72%	0.78%	3.16%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class Investment Advisor: PIMCO	1.21%*	0.00%	1.21%	22.00%	7.04%	7.99%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.81%	0.00%	0.81%	8.95%	3.97%	5.57%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.92%	0.00%	0.92%	10.19%	3.41%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.09%	0.00%	1.09%	3.95%	1.03%	2.88%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	2.48%	0.00%	2.48%	6.29%	-6.79%	0.02%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: PIMCO	0.66%	0.00%	0.66%	5.52%	1.57%	1.79%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	1.39%	0.00%	1.39%	7.85%	1.21%	3.21%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	4.67%	3.25%	2.76%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.73%	0.00%	0.73%	8.89%	0.02%	2.36%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.64%	0.00%	1.64%	6.24%	2.85%	3.92%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	24.12%	-2.32%	5.18%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.53%	9.89%	8.26%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.60%	0.00%	1.60%	34.03%	9.50%	7.41%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	15.56%	12.18%	12.55%
Equity	ProFunds - ProFund VP Communication Services Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	20.91%	14.55%	8.97%
Equity	ProFunds - ProFund VP Consumer Discretionary Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.51%	5.53%	10.01%
Equity	ProFunds - ProFund VP Consumer Staples Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-0.17%	0.62%	5.67%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	36.13%	3.07%	8.66%
Equity	ProFunds - ProFund VP Energy Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.86%	21.01%	5.88%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.59%	12.78%	8.01%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.90%	12.77%	11.04%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.56%	5.50%	8.02%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.25%	9.11%	11.45%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.67%	0.00%	1.67%	27.97%	6.29%	5.60%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	9.13%	3.71%	12.40%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	30.69%	14.99%	11.39%
Equity	ProFunds - ProFund VP Large- Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	19.96%	13.07%	14.95%
Equity	ProFunds - ProFund VP Large- Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	11.37%	11.09%	9.89%
Equity	ProFunds - ProFund VP Materials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	8.05%	6.41%	8.42%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.67%	5.32%	8.63%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.84%	9.19%	8.92%
Equity	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	4.78%	6.63%	8.22%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	18.62%	12.94%	17.28%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.34%	5.70%	5.37%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	150.31%	17.01%	18.89%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	0.63%	2.85%	3.95%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.64%	0.00%	1.64%	41.70%	34.17%	30.80%
Equity	ProFunds - ProFund VP Small- Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.62%	3.79%	7.98%
Equity	ProFunds - ProFund VP Small- Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.00%	7.17%	7.81%
Equity	ProFunds - ProFund VP Small- Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.86%	4.23%	7.63%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.58%	0.00%	1.58%	22.60%	15.01%	20.16%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.98%	7.78%	8.61%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	1.04%	0.00%	1.04%	8.58%	1.81%	3.03%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.96%	0.00%	0.96%	8.67%	4.05%	5.70%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.82%	0.00%	0.82%	7.25%	-1.13%	1.89%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	1.06%	0.00%	1.06%	34.68%	12.49%	8.87%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.79%	0.00%	0.79%	20.35%	15.38%	13.30%
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.75%*	0.00%	0.75%	9.09%	0.83%	1.62%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	0.00%	0.88%	10.69%	10.34%	14.69%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.22%	0.00%	1.22%	13.89%	9.17%	10.14%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.18%	0.00%	1.18%	8.93%	10.66%	7.88%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	23.74%	11.68%	8.98%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	32.89%	9.42%	11.58%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	30.12%	3.55%	5.42%
Real Assets	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	4.89%	12.80%	4.76%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-3.52%	1.32%	3.80%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	41.49%	18.80%	23.66%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	7.51%	19.52%	4.64%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	1.75%	10.39%	-5.65%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.83%*	0.00%	1.83%	10.76%	11.31%	9.88%
Alternative Strategies	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	2.18%*	0.00%	2.18%	3.65%	3.94%	1.27%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	14.07%	4.64%	7.44%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	9.87%	3.52%	4.77%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	18.50%	2.54%	11.93%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	8.48%	2.50%	7.27%
Alternative Strategies	Rydex Variable Trust - Multi- Hedge Strategies Fund This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	1.25%	1.23%	1.62%
Equity	Rydex Variable Trust - NASDAQ- 100® Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	19.04%	13.32%	17.60%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.68%*	0.00%	1.68%	147.37%	17.52%	21.08%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	2.88%	3.02%	4.00%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	10.18%	4.22%	9.19%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	11.75%	6.62%	10.34%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	16.02%	12.00%	8.64%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	7.18%	4.39%	6.85%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.12%	12.00%	10.60%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	8.59%	2.89%	6.53%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.77%	12.03%	7.65%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	25.70%	12.27%	18.37%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	31.13%	5.45%	6.64%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	11.77%	2.32%	8.06%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	17.07%	8.56%	8.60%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%	0.00%	1.00%	18.43%	11.41%	15.25%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc.	0.99%	0.00%	0.99%	14.07%	10.89%	10.24%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	0.00%	1.11%	17.80%	3.86%	8.70%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%	0.00%	1.09%	3.29%	3.58%	9.54%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II This Sub-Account is only available in policies issued before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	5.46%	1.91%	2.09%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Alternative Strategies	The Merger Fund VL - The Merger Fund VL: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC, an affiliate of VIA.	1.54%*	0.00%	1.54%	5.23%	2.98%	4.04%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	34.85%	17.58%	9.66%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	18.49%	3.91%	5.24%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.30%*	0.00%	1.30%	29.92%	-0.77%	5.47%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	164.43%	20.00%	20.88%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.08%	0.00%	1.08%	36.48%	10.51%	8.33%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.20%	0.30%	0.50%	16.46%	9.29%	10.03%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.30%	0.64%	28.98%	13.97%	14.96%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.12%	0.30%	0.42%	12.73%	4.22%	6.14%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.28%	0.30%	0.58%	16.83%	13.24%	11.76%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	0.30%	0.59%	16.80%	12.59%	11.52%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.14%	0.30%	0.44%	17.70%	14.27%	14.66%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.30%	0.43%	5.69%	-0.41%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.36%	0.30%	0.66%	16.89%	11.36%	15.58%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.24%	0.30%	0.54%	9.18%	4.05%	5.62%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.32%	0.30%	0.62%	19.97%	0.62%	10.48%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.17%	0.30%	0.47%	11.54%	8.46%	10.77%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.12%	0.30%	0.42%	16.19%	6.51%	8.14%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.26%	0.30%	0.56%	3.11%	4.51%	5.08%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment- Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.30%	0.44%	6.85%	2.23%	2.81%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.35%	0.64%	6.11%	3.81%	9.61%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.30%	0.44%	6.94%	-0.51%	1.90%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.09%	0.30%	0.39%	32.04%	7.88%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.13%	0.30%	0.43%	16.93%	12.98%	14.10%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	0.78%*	0.00%	0.78%	8.87%	0.51%	2.59%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Victory Capital Management, Inc.	1.04%*	0.00%	1.04%	11.13%	8.81%	9.11%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	1.00%*	0.00%	1.00%	23.08%	14.69%	15.47%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Victory Capital Management, Inc.	1.21%*	0.00%	1.21%	7.90%	4.04%	5.21%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Victory Capital Management, Inc.	1.01%*	0.00%	1.01%	10.86%	10.88%	8.73%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	1.07%*	0.00%	1.07%	10.84%	2.04%	3.67%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.00%	1.10%	0.72%	6.06%	5.95%
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Newfleet Asset Management, an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of VIA.	0.94%	0.00%	0.94%	7.58%	2.52%	4.23%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Sustainable Growth Advisers, LP, an affiliate of VIA.	1.10%*	0.00%	1.10%	9.26%	1.42%	4.10%

Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Platform Charge [Text Block]	Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Monument Advisor Select | Advisors Preferred Trust - Quantified Gold Futures Tracking Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	Advisors Preferred Trust - Quantified Gold Futures Tracking Portfolio
Portfolio Company Adviser [Text Block]	Advisors Preferred, LLC
Portfolio Company Subadviser [Text Block]	Flexible Plan Investments, Ltd.
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	59.59%
Average Annual Total Returns, 5 Years [Percent]	14.40%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Monument Advisor Select | Alger Capital Appreciation Portfolio Class I-2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Capital Appreciation Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	32.87%
Average Annual Total Returns, 5 Years [Percent]	16.33%
Average Annual Total Returns, 10 Years [Percent]	18.17%
Monument Advisor Select | Alger Large Cap Growth Portfolio Class I-2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Large Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	30.27%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	16.73%
Monument Advisor Select | Alger Mid Cap Growth Portfolio Class I-2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.76%
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	11.68%
Monument Advisor Select | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Discovery Value Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Monument Advisor Select | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Relative Value Portfolio Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.57%
Monument Advisor Select | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Sustainable Global Thematic Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.19%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	6.03%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Monument Advisor Select | Allspring Variable Trust - VT Discovery SMID Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	5.39%
Average Annual Total Returns, 5 Years [Percent]	(2.46%)
Average Annual Total Returns, 10 Years [Percent]	9.94%
Monument Advisor Select | Allspring Variable Trust - VT Opportunity Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Opportunity Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	6.71%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Monument Advisor Select | ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.76%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	9.36%
Monument Advisor Select | ALPS Variable Investment Trust - ALPS Alerian Energy Infrastructure Portfolio Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	22.06%
Average Annual Total Returns, 10 Years [Percent]	10.70%
Monument Advisor Select | ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.00%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	10.36%
Monument Advisor Select | ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Monument Advisor Select | ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	2.19%
Average Annual Total Returns, 10 Years [Percent]	3.50%
Monument Advisor Select | ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.91%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	9.05%
Monument Advisor Select | ALPS Variable Investment Trust - Morningstar Income Growth ETF Asset Allocation Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	5.46%
Monument Advisor Select | American Funds Insurance Series® - American Funds Mortgage Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Monument Advisor Select | American Funds Insurance Series® - American High-Income Trust Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Monument Advisor Select | American Funds Insurance Series® - Asset Allocation Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Monument Advisor Select | American Funds Insurance Series® - Capital Income Builder® Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	7.32%
Monument Advisor Select | American Funds Insurance Series® - Capital World Bond Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Bond Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	(2.76%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
Monument Advisor Select | American Funds Insurance Series® - Capital World Growth Income Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	24.46%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Monument Advisor Select | American Funds Insurance Series® - Global Growth Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	21.34%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Monument Advisor Select | American Funds Insurance Series® - Global Small Capitalization Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
Monument Advisor Select | American Funds Insurance Series® - Growth Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
Monument Advisor Select | American Funds Insurance Series® - Growth-Income Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.63%
Monument Advisor Select | American Funds Insurance Series® - International Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Monument Advisor Select | American Funds Insurance Series® - International Growth Income Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	35.09%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Monument Advisor Select | American Funds Insurance Series® - Managed Risk Asset Allocation Fund Class P2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.65%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Monument Advisor Select | American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund Class P2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	7.18%
Monument Advisor Select | American Funds Insurance Series® - New World Fund® Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Monument Advisor Select | American Funds Insurance Series® - The Bond Fund of America Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
Monument Advisor Select | American Funds Insurance Series® - U.S. Government Securities Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.45%
Monument Advisor Select | American Funds Insurance Series® - Washington Mutual Investors Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
Monument Advisor Select | BlackRock Variable Series Funds II Inc. - BlackRock High Yield V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Monument Advisor Select | BlackRock Variable Series Funds II Inc. - BlackRock Total Return V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	1.82%
Monument Advisor Select | BlackRock Variable Series Funds Inc. - BlackRock Advantage Large Cap Core V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.73%
Average Annual Total Returns, 5 Years [Percent]	13.85%
Average Annual Total Returns, 10 Years [Percent]	14.08%
Monument Advisor Select | BlackRock Variable Series Funds Inc. - BlackRock Advantage Large Cap Value V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	17.99%
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	10.85%
Monument Advisor Select | BlackRock Variable Series Funds Inc. - BlackRock Equity Dividend V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	21.32%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	11.01%
Monument Advisor Select | BlackRock Variable Series Funds Inc. - BlackRock Global Allocation V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Monument Advisor Select | BlackRock Variable Series Funds Inc - BlackRock Large Cap Focus Growth VI Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	15.98%
Monument Advisor Select | BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	5.36%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Monument Advisor Select | BNY Mellon Stock Index Fund Inc. Initial Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	14.12%
Average Annual Total Returns, 10 Years [Percent]	14.52%
Monument Advisor Select | Calvert Variable Series Inc. - Calvert VP SRI Balanced Portfolio Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Monument Advisor Select | Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio: Class 1
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	5.59%
Monument Advisor Select | Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.59%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	8.23%
Monument Advisor Select | Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	3.99%
Monument Advisor Select | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	6.46%
Monument Advisor Select | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.49%
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Monument Advisor Select | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	1.94%
Monument Advisor Select | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	28.27%
Average Annual Total Returns, 5 Years [Percent]	13.59%
Average Annual Total Returns, 10 Years [Percent]	12.58%
Monument Advisor Select | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Monument Advisor Select | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	2.94%
Monument Advisor Select | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	34.37%
Average Annual Total Returns, 5 Years [Percent]	18.42%
Average Annual Total Returns, 10 Years [Percent]	22.70%
Monument Advisor Select | Delaware VIP Trust - Nomura VIP Small Cap Value Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Monument Advisor Select | Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.26%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Monument Advisor Select | DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	19.94%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Monument Advisor Select | DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.81%
Monument Advisor Select | DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Monument Advisor Select | DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	36.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Monument Advisor Select | DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	45.64%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Monument Advisor Select | DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	4.33%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Monument Advisor Select | DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Monument Advisor Select | DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Monument Advisor Select | Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Monument Advisor Select | Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II Primary Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	5.59%
Monument Advisor Select | Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp.
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	11.26%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	9.61%
Monument Advisor Select | Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II Primary Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Monument Advisor Select | Fidelity Variable Insurance Products - Emerging Markets Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	40.79%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.66%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	4.17%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.84%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.19%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	17.09%
Average Annual Total Returns, 5 Years [Percent]	10.09%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Energy Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	23.86%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.44%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Growth Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	15.83%
Average Annual Total Returns, 10 Years [Percent]	13.56%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	21.65%
Average Annual Total Returns, 5 Years [Percent]	11.03%
Average Annual Total Returns, 10 Years [Percent]	19.64%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Growth Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.61%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	17.15%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP High Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	18.36%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.90%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Value Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	10.95%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Monument Advisor Select | Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	11.87%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Monument Advisor Select | First Eagle Variable Funds - Overseas Variable Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	First Eagle Variable Funds - Overseas Variable Fund
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Current Expenses [Percent]	1.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	37.47%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	7.61%
Monument Advisor Select | Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	3.03%
Monument Advisor Select | Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Monument Advisor Select | Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Monument Advisor Select | Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.10%
Monument Advisor Select | Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.10%
Monument Advisor Select | Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.14%
Monument Advisor Select | Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
Monument Advisor Select | Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.36%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	11.59%
Monument Advisor Select | Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	3.13%
Monument Advisor Select | Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Monument Advisor Select | Guggenheim Variable Funds Trust - Series P (High Yield Series)
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series P (High Yield Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	6.84%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]	5.55%
Monument Advisor Select | Invesco - Invesco V.I. American Value Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. American Value Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Monument Advisor Select | Invesco - Invesco V.I. Balanced-Risk Allocation Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	4.91%
Monument Advisor Select | Invesco - Invesco V.I. Comstock Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Comstock Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	17.44%
Average Annual Total Returns, 5 Years [Percent]	15.43%
Average Annual Total Returns, 10 Years [Percent]	11.95%
Monument Advisor Select | Invesco - Invesco V.I. Core Equity Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	12.81%
Average Annual Total Returns, 10 Years [Percent]	11.73%
Monument Advisor Select | Invesco - Invesco V.I. Core Plus Bond Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.09%
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	2.99%
Monument Advisor Select | Invesco - Invesco V.I. Core Plus Bond Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.96%
Average Annual Total Returns, 5 Years [Percent]	(0.36%)
Average Annual Total Returns, 10 Years [Percent]	2.73%
Monument Advisor Select | Invesco - Invesco V.I. Discovery Mid Cap Growth Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	11.10%
Monument Advisor Select | Invesco - Invesco V.I. Equity and Income Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Monument Advisor Select | Invesco - Invesco V.I. EQV International Equity Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.22%
Monument Advisor Select | Invesco - Invesco V.I. Global Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Monument Advisor Select | Invesco - Invesco V.I. Global Real Estate Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	2.44%
Monument Advisor Select | Invesco - Invesco V.I. Global Strategic Income Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	2.76%
Monument Advisor Select | Invesco - Invesco V.I. Government Securities Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Monument Advisor Select | Invesco - Invesco V.I. Growth and Income Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.62%
Average Annual Total Returns, 5 Years [Percent]	12.85%
Average Annual Total Returns, 10 Years [Percent]	10.73%
Monument Advisor Select | Invesco - Invesco V.I. Health Care Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Health Care Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	6.58%
Monument Advisor Select | Invesco - Invesco V.I. High Yield Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. High Yield Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	4.83%
Monument Advisor Select | Invesco - Invesco V.I. Main Street Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.64%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]	12.25%
Monument Advisor Select | Invesco - Invesco V.I. Main Street Mid Cap Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Monument Advisor Select | Invesco - Invesco V.I. Technology Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Technology Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	20.47%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	15.78%
Monument Advisor Select | Invesco V.I. International Growth Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Monument Advisor Select | Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Monument Advisor Select | Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Monument Advisor Select | Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	(0.48%)
Average Annual Total Returns, 10 Years [Percent]	2.58%
Monument Advisor Select | Ivy Variable Insurance Portfolios - Nomura VIP Energy Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	18.61%
Average Annual Total Returns, 10 Years [Percent]	1.74%
Monument Advisor Select | Ivy Variable Insurance Portfolios - Nomura VIP High Income Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
Monument Advisor Select | Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.70%
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	2.12%
Monument Advisor Select | Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	10.66%
Monument Advisor Select | Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	37.75%
Average Annual Total Returns, 5 Years [Percent]	15.73%
Average Annual Total Returns, 10 Years [Percent]	6.94%
Monument Advisor Select | Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	33.36%
Average Annual Total Returns, 5 Years [Percent]	13.71%
Average Annual Total Returns, 10 Years [Percent]	17.20%
Monument Advisor Select | Ivy Variable Insurance Portfolios - Nomura VIP Value Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Monument Advisor Select | Janus Aspen Series - Janus Henderson Balanced Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	10.14%
Monument Advisor Select | Janus Aspen Series - Janus Henderson Enterprise Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	12.79%
Monument Advisor Select | Janus Aspen Series - Janus Henderson Flexible Bond Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
Monument Advisor Select | Janus Aspen Series - Janus Henderson Forty Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	18.14%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	16.24%
Monument Advisor Select | Janus Aspen Series - Janus Henderson Global Research Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	20.92%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	12.93%
Monument Advisor Select | Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	17.46%
Monument Advisor Select | Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.50%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Monument Advisor Select | Janus Aspen Series - Janus Henderson Overseas Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	28.87%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	9.24%
Monument Advisor Select | Janus Aspen Series - Janus Henderson Research Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.39%
Average Annual Total Returns, 5 Years [Percent]	14.11%
Average Annual Total Returns, 10 Years [Percent]	15.88%
Monument Advisor Select | John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust Series NAV
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	32.00%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Monument Advisor Select | Lazard Retirement Series Inc. - Lazard Retirement Emerging Markets Equity Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	41.77%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	9.35%
Monument Advisor Select | Lazard Retirement Series Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.72%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Monument Advisor Select | Lazard Retirement Series Inc. - Lazard Retirement US Small Cap Equity Select Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	2.18%
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	7.22%
Monument Advisor Select | Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Monument Advisor Select | Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	9.11%
Monument Advisor Select | Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	5.33%
Monument Advisor Select | Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.62%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Monument Advisor Select | Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Monument Advisor Select | Lincoln Variable Insurance Products Trust - LVIP American Century International Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	6.42%
Monument Advisor Select | Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Monument Advisor Select | Lincoln Variable Insurance Products Trust - LVIP American Century Ultra Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	17.16%
Monument Advisor Select | Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class IILincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments CorporationLincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.02%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Monument Advisor Select | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Monument Advisor Select | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Monument Advisor Select | Lord Abbett Series Fund Inc. - Bond Debenture Portfolio Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	2.09%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Monument Advisor Select | Lord Abbett Series Fund Inc. - Dividend Growth Portfolio Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	13.06%
Monument Advisor Select | Lord Abbett Series Fund Inc. - Growth and Income Portfolio Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.29%
Average Annual Total Returns, 5 Years [Percent]	13.35%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Monument Advisor Select | MFS® Variable Insurance Trust - MFS Growth Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Average Annual Total Returns, 10 Years [Percent]	15.31%
Monument Advisor Select | MFS® Variable Insurance Trust - MFS New Discovery Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	10.46%
Monument Advisor Select | MFS® Variable Insurance Trust - MFS Value Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Monument Advisor Select | MFS® Variable Insurance Trust II - MFS International Growth Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.60%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	5.62%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Income Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	12.58%
Average Annual Total Returns, 10 Years [Percent]	14.44%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income Class X
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	18.81%
Average Annual Total Returns, 5 Years [Percent]	14.80%
Average Annual Total Returns, 10 Years [Percent]	11.79%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Bond Index Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.24%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	7.06%
Average Annual Total Returns, 5 Years [Percent]	(0.59%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	36.15%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	6.31%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.37%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	35.78%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Government Money Market Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital Preservation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	4.07%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	GQG Partners LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	2.14%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT International Equity Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	39.29%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT International Equity Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	38.97%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	9.67%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT International Index Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	30.94%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund Class P
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	8.02%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund Class P
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	7.09%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.22%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	(0.46%)
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	18.57%
Average Annual Total Returns, 5 Years [Percent]	11.40%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	32.66%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	19.09%
Average Annual Total Returns, 10 Years [Percent]	18.02%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	(0.62%)
Average Annual Total Returns, 10 Years [Percent]	2.23%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	7.27%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund Class X
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	35.21%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT SP 500® Index Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.16%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	14.25%
Average Annual Total Returns, 10 Years [Percent]	14.64%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	12.54%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	2.17%
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Strategic Income Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	5.45%
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.39%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Monument Advisor Select | Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio Class I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Monument Advisor Select | Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio Class I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.45%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Monument Advisor Select | Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio Class I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	2.30%
Monument Advisor Select | New Age Alpha Variable Funds Trust - NAA Large Core Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Large Core Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	16.43%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	14.25%
Monument Advisor Select | New Age Alpha Variable Funds Trust NAA Large Growth Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Large Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	17.04%
Monument Advisor Select | New Age Alpha Variable Funds Trust NAA Mid Growth Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Mid Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.17%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Monument Advisor Select | New Age Alpha Variable Funds Trust NAA Small Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	3.30%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Monument Advisor Select | New York Life Investments VP Funds Trust - NYLIM VP MacKay Convertible Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid Securities
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLIM VP MacKay Convertible Portfolio: Service Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Monument Advisor Select | Northern Lights Variable Trust - DF Tactical Dividend VIT Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - DF Tactical Dividend VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	2.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.00%
Average Annual Total Returns, 1 Year [Percent]	17.19%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	3.46%
Monument Advisor Select | Northern Lights Variable Trust - DF Tactical Momentum VIT Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - DF Tactical Momentum VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	1.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.56%
Average Annual Total Returns, 1 Year [Percent]	23.52%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Monument Advisor Select | Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	18.83%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Monument Advisor Select | Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.72%
Monument Advisor Select | Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.65%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Monument Advisor Select | Northern Lights Variable Trust - TOPS Moderate ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Moderate ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Monument Advisor Select | Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	17.99%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Monument Advisor Select | Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Monument Advisor Select | Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	10.15%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Monument Advisor Select | Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Monument Advisor Select | PIMCO Variable Insurance Trust - All Asset Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	2.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.13%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	6.77%
Monument Advisor Select | PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	3.19%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	3.19%
Average Annual Total Returns, 1 Year [Percent]	18.79%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	6.54%
Monument Advisor Select | PIMCO Variable Insurance Trust - Dynamic Bond Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.11%
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	3.55%
Monument Advisor Select | PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	2.44%
Average Annual Total Returns, 10 Years [Percent]	5.06%
Monument Advisor Select | PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged) Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.46%
Monument Advisor Select | PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	3.16%
Monument Advisor Select | PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	22.00%
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Monument Advisor Select | PIMCO Variable Insurance Trust - High Yield Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	5.57%
Monument Advisor Select | PIMCO Variable Insurance Trust - Income Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	3.41%
Monument Advisor Select | PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	2.88%
Monument Advisor Select | PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	2.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.48%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	(6.79%)
Average Annual Total Returns, 10 Years [Percent]	0.02%
Monument Advisor Select | PIMCO Variable Insurance Trust - Low Duration Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	1.79%
Monument Advisor Select | PIMCO Variable Insurance Trust - Real Return Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Monument Advisor Select | PIMCO Variable Insurance Trust - Short-Term Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	4.67%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	2.76%
Monument Advisor Select | PIMCO Variable Insurance Trust - Total Return Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	2.36%
Monument Advisor Select | ProFunds - ProFund Access VP High Yield Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	ProFunds - ProFund Access VP High Yield Fund
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	2.85%
Average Annual Total Returns, 10 Years [Percent]	3.92%
Monument Advisor Select | ProFunds - ProFund VP Asia 30
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Asia 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	24.12%
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	5.18%
Monument Advisor Select | ProFunds - ProFund VP Banks
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Banks
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	10.53%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Monument Advisor Select | ProFunds - ProFund VP Biotechnology
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	34.03%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Monument Advisor Select | ProFunds - ProFund VP Bull
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]	12.55%
Monument Advisor Select | ProFunds - ProFund VP Communication Services
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Communication Services
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	20.91%
Average Annual Total Returns, 5 Years [Percent]	14.55%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Monument Advisor Select | ProFunds - ProFund VP Consumer Discretionary
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Discretionary
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	5.51%
Average Annual Total Returns, 5 Years [Percent]	5.53%
Average Annual Total Returns, 10 Years [Percent]	10.01%
Monument Advisor Select | ProFunds - ProFund VP Consumer Staples
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Staples
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(0.17%)
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Monument Advisor Select | ProFunds - ProFund VP Emerging Markets
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	36.13%
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Monument Advisor Select | ProFunds - ProFund VP Energy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Energy
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	5.86%
Average Annual Total Returns, 5 Years [Percent]	21.01%
Average Annual Total Returns, 10 Years [Percent]	5.88%
Monument Advisor Select | ProFunds - ProFund VP Europe 30
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Europe 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	29.59%
Average Annual Total Returns, 5 Years [Percent]	12.78%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Monument Advisor Select | ProFunds - ProFund VP Financials
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Financials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.90%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	11.04%
Monument Advisor Select | ProFunds - ProFund VP Health Care
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Health Care
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	8.02%
Monument Advisor Select | ProFunds - ProFund VP Industrials
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Industrials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	17.25%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	11.45%
Monument Advisor Select | ProFunds - ProFund VP International
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	27.97%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	5.60%
Monument Advisor Select | ProFunds - ProFund VP Internet
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Internet
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	3.71%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Monument Advisor Select | ProFunds - ProFund VP Japan
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Japan
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	30.69%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Monument Advisor Select | ProFunds - ProFund VP Large-Cap Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	19.96%
Average Annual Total Returns, 5 Years [Percent]	13.07%
Average Annual Total Returns, 10 Years [Percent]	14.95%
Monument Advisor Select | ProFunds - ProFund VP Large-Cap Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	11.37%
Average Annual Total Returns, 5 Years [Percent]	11.09%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Monument Advisor Select | ProFunds - ProFund VP Materials
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Materials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	8.42%
Monument Advisor Select | ProFunds - ProFund VP Mid-Cap Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	5.67%
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Monument Advisor Select | ProFunds - ProFund VP Mid-Cap Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Monument Advisor Select | ProFunds - ProFund VP Mid-Cap
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Monument Advisor Select | ProFunds - ProFund VP NASDAQ-100
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	18.62%
Average Annual Total Returns, 5 Years [Percent]	12.94%
Average Annual Total Returns, 10 Years [Percent]	17.28%
Monument Advisor Select | ProFunds - ProFund VP Pharmaceuticals
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Pharmaceuticals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	29.34%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	5.37%
Monument Advisor Select | ProFunds - ProFund VP Precious Metals
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Precious Metals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	150.31%
Average Annual Total Returns, 5 Years [Percent]	17.01%
Average Annual Total Returns, 10 Years [Percent]	18.89%
Monument Advisor Select | ProFunds - ProFund VP Real Estate
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Real Estate
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	2.85%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Monument Advisor Select | ProFunds - ProFund VP Semiconductor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Semiconductor
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	41.70%
Average Annual Total Returns, 5 Years [Percent]	34.17%
Average Annual Total Returns, 10 Years [Percent]	30.80%
Monument Advisor Select | ProFunds - ProFund VP Small-Cap Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	3.62%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	7.98%
Monument Advisor Select | ProFunds - ProFund VP Small-Cap Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	5.00%
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Monument Advisor Select | ProFunds - ProFund VP Small-Cap
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Monument Advisor Select | ProFunds - ProFund VP Technology
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Technology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	22.60%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	20.16%
Monument Advisor Select | ProFunds - ProFund VP Utilities
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Utilities
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Monument Advisor Select | Putnam Variable Trust - Putnam VT Diversified Income Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	3.03%
Monument Advisor Select | Putnam Variable Trust - Putnam VT High Yield Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.67%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.70%
Monument Advisor Select | Putnam Variable Trust - Putnam VT Income Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	(1.13%)
Average Annual Total Returns, 10 Years [Percent]	1.89%
Monument Advisor Select | Putnam Variable Trust - Putnam VT International Value Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.68%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Monument Advisor Select | Putnam Variable Trust - Putnam VT Large Cap Value Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	13.30%
Monument Advisor Select | Putnam Variable Trust - Putnam VT Mortgage Securities Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	9.09%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	1.62%
Monument Advisor Select | Putnam Variable Trust - Putnam VT Sustainable Leaders Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	14.69%
Monument Advisor Select | Royce Capital Fund - Royce Micro-Cap Portfolio Investment Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.22%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	10.14%
Monument Advisor Select | Royce Capital Fund - Royce Small-Cap Portfolio Investment Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Monument Advisor Select | Rydex Variable Trust - Banking Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Banking Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	23.74%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Monument Advisor Select | Rydex Variable Trust - Basic Materials Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Basic Materials Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	32.89%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Monument Advisor Select | Rydex Variable Trust - Biotechnology Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Biotechnology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	30.12%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	5.42%
Monument Advisor Select | Rydex Variable Trust - Commodities Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	Rydex Variable Trust - Commodities Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	4.76%
Monument Advisor Select | Rydex Variable Trust - Consumer Products Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Consumer Products Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	(3.52%)
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Monument Advisor Select | Rydex Variable Trust - Electronics Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Electronics Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	41.49%
Average Annual Total Returns, 5 Years [Percent]	18.80%
Average Annual Total Returns, 10 Years [Percent]	23.66%
Monument Advisor Select | Rydex Variable Trust - Energy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	19.52%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Monument Advisor Select | Rydex Variable Trust - Energy Services Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	1.75%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	(5.65%)
Monument Advisor Select | Rydex Variable Trust - Financial Services Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Financial Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	10.76%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	9.88%
Monument Advisor Select | Rydex Variable Trust - Global Managed Futures Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	Rydex Variable Trust - Global Managed Futures Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	2.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.18%
Average Annual Total Returns, 1 Year [Percent]	3.65%
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Monument Advisor Select | Rydex Variable Trust - Health Care Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Health Care Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.44%
Monument Advisor Select | Rydex Variable Trust - High Yield Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Rydex Variable Trust - High Yield Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Monument Advisor Select | Rydex Variable Trust - Internet Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Internet Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	18.50%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	11.93%
Monument Advisor Select | Rydex Variable Trust - Leisure Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Leisure Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	8.48%
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Monument Advisor Select | Rydex Variable Trust - Multi-Hedge Strategies Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	1.25%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	1.62%
Monument Advisor Select | Rydex Variable Trust - NASDAQ-100® Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.76%
Average Annual Total Returns, 1 Year [Percent]	19.04%
Average Annual Total Returns, 5 Years [Percent]	13.32%
Average Annual Total Returns, 10 Years [Percent]	17.60%
Monument Advisor Select | Rydex Variable Trust - Precious Metals Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Precious Metals Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	147.37%
Average Annual Total Returns, 5 Years [Percent]	17.52%
Average Annual Total Returns, 10 Years [Percent]	21.08%
Monument Advisor Select | Rydex Variable Trust - Real Estate Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Real Estate Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	4.00%
Monument Advisor Select | Rydex Variable Trust - Retailing Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Retailing Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	10.18%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	9.19%
Monument Advisor Select | Rydex Variable Trust - SP 500 Pure Growth Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	10.34%
Monument Advisor Select | Rydex Variable Trust - SP 500 Pure Value Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	16.02%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.64%
Monument Advisor Select | Rydex Variable Trust - SP MidCap 400 Pure Growth Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Monument Advisor Select | Rydex Variable Trust - SP MidCap 400 Pure Value Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Monument Advisor Select | Rydex Variable Trust - SP SmallCap 600 Pure Growth Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	2.89%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Monument Advisor Select | Rydex Variable Trust - SP SmallCap 600 Pure Value Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	6.77%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Monument Advisor Select | Rydex Variable Trust - Technology Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Technology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	25.70%
Average Annual Total Returns, 5 Years [Percent]	12.27%
Average Annual Total Returns, 10 Years [Percent]	18.37%
Monument Advisor Select | Rydex Variable Trust - Telecommunications Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Telecommunications Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	31.13%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Monument Advisor Select | Rydex Variable Trust - Transportation Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Transportation Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Monument Advisor Select | Rydex Variable Trust - Utilities Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Utilities Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Monument Advisor Select | T. Rowe Price Equity Series Inc. - T. Rowe Price Blue Chip Growth Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.43%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	15.25%
Monument Advisor Select | T. Rowe Price Equity Series Inc. - T. Rowe Price Equity Income Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	10.24%
Monument Advisor Select | T. Rowe Price Equity Series Inc. - T. Rowe Price Health Sciences Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.80%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Monument Advisor Select | T. Rowe Price Equity Series Inc. - T. Rowe Price Mid-Cap Growth Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.29%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	9.54%
Monument Advisor Select | T. Rowe Price Fixed Income Series Inc. - T. Rowe Price Limited-Term Bond Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	2.09%
Monument Advisor Select | The Merger Fund VL - The Merger Fund VL Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	The Merger Fund VL - The Merger Fund VL: Class I
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC, an affiliate of VIA.
Current Expenses [Percent]	1.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	5.23%
Average Annual Total Returns, 5 Years [Percent]	2.98%
Average Annual Total Returns, 10 Years [Percent]	4.04%
Monument Advisor Select | Third Avenue Variable Series Trust - Third Avenue Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Third Avenue Variable Series Trust - Third Avenue Value Portfolio
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	34.85%
Average Annual Total Returns, 5 Years [Percent]	17.58%
Average Annual Total Returns, 10 Years [Percent]	9.66%
Monument Advisor Select | VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.49%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Monument Advisor Select | VanEck VIP Trust - VanEck VIP Emerging Markets Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	29.92%
Average Annual Total Returns, 5 Years [Percent]	(0.77%)
Average Annual Total Returns, 10 Years [Percent]	5.47%
Monument Advisor Select | VanEck VIP Trust - VanEck VIP Global Gold Fund Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	164.43%
Average Annual Total Returns, 5 Years [Percent]	20.00%
Average Annual Total Returns, 10 Years [Percent]	20.88%
Monument Advisor Select | VanEck VIP Trust - VanEck VIP Global Resources Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	36.48%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Monument Advisor Select | Vanguard Variable Insurance Fund - Balanced Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Monument Advisor Select | Vanguard Variable Insurance Fund - Capital Growth Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	28.98%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	14.96%
Monument Advisor Select | Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Monument Advisor Select | Vanguard Variable Insurance Fund - Diversified Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Monument Advisor Select | Vanguard Variable Insurance Fund - Equity Income Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Monument Advisor Select | Vanguard Variable Insurance Fund - Equity Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	14.27%
Average Annual Total Returns, 10 Years [Percent]	14.66%
Monument Advisor Select | Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Monument Advisor Select | Vanguard Variable Insurance Fund - Growth Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	16.89%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	15.58%
Monument Advisor Select | Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.24%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Monument Advisor Select | Vanguard Variable Insurance Fund - International Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Monument Advisor Select | Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Monument Advisor Select | Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Monument Advisor Select | Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Monument Advisor Select | Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.81%
Monument Advisor Select | Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Portfolio Company Adviser [Text Block]	ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	9.61%
Monument Advisor Select | Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
Monument Advisor Select | Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.09%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	32.04%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Monument Advisor Select | Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Monument Advisor Select | Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	2.59%
Monument Advisor Select | Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.13%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Monument Advisor Select | Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	23.08%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.47%
Monument Advisor Select | Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	7.90%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Monument Advisor Select | Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Monument Advisor Select | Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.84%
Average Annual Total Returns, 5 Years [Percent]	2.04%
Average Annual Total Returns, 10 Years [Percent]	3.67%
Monument Advisor Select | Virtus Variable Insurance Trust - Virtus Duff Phelps Real Estate Securities Series Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co., an affiliate of VIA.
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	0.72%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Monument Advisor Select | Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Newfleet Asset Management, an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of VIA.
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	7.58%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.23%
Monument Advisor Select | Virtus Variable Insurance Trust - Virtus SGA International Growth Series Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP, an affiliate of VIA.
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	9.26%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	4.10%
Monument Advisor Select | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit (see Death Benefit)
Purpose of Benefit [Text Block]	Death benefit upon death of Owner prior to Annuity Period
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Standard Death Benefit (see Death Benefit)
Operation of Benefit [Text Block]	Death Benefit Death of Contract Owner During the Accumulation Period If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations. The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary. Restricted Beneficiary In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor. Standard Death Benefit (Return of Contract Value) If you die during the Accumulation Period (assuming you have not elected the ROP Enhanced Death Benefit Rider), the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances: (a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.); (b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or (c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered). (2)the Annuity Date; (3)the date the Contract to which this rider is attached terminates; (4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees; (5)Subject to the step up in Contract Value described above, immediately following a spousal continuation. Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Monument Advisor Select | Rebalancing Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing Program (see Rebalancing Program)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing Program (see Rebalancing Program)
Operation of Benefit [Text Block]	Rebalancing Program Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.
Calculation Method of Benefit [Text Block]
Example:
Mr. C elects to participate in the Rebalancing Program and has instructed his Contract
Value be allocated as follows: 40% to Investment Portfolio A, 40% to Investment Portfolio B,
and 20% to Investment Portfolio C. Mr. C elects to rebalance quarterly. Each quarter, We will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Investment Portfolios so that his 40%/40%/20% allocation remains intact.

Monument Advisor Select | Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging Program (see Dollar Cost Averaging Program)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging Program (see Dollar Cost Averaging Program)
Operation of Benefit [Text Block]	Dollar Cost Averaging Program The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed. Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program. There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Calculation Method of Benefit [Text Block]
Example:
Ms. T elects to participate in the Dollar Cost Averaging Program and has transferred
$25,000 to Investment Portfolio S that will serve as the source investment option for her
Dollar Cost Averaging Program. She would like the Dollar Cost Averaging Program transfers to be allocated as follows: $500 to Investment Portfolio L and $1,000 to Investment Portfolio
M. Each month, We will automatically transfer $1,500 from Investment Portfolio S and allocate $1,000 to Investment Portfolio M and $500 to Investment Portfolio L.

Monument Advisor Select | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program (see Systematic Withdrawal Program)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Withdrawal Program (see Systematic Withdrawal Program)
Monument Advisor Select | ROP Enhanced Death Benefit Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	ROP Enhanced Death Benefit Rider (see Death Benefit)
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	● Owner must be 80 or younger at application● Must be elected at application● Election is irrevocable● Certain ownership changes and assignments could eliminate the death benefit● Purchase payments are limited to $3,000,000 for one or more Contracts with the ROP Enhanced Death Benefit Rider that use the Measuring Life
Name of Benefit [Text Block]	ROP Enhanced Death Benefit Rider (see Death Benefit)
Calculation Method of Benefit [Text Block]	Appendix C: ROP Enhanced Death Benefit Rider ExampleThe following table illustrates the impact of partial withdrawals and market value movement for a Contract which has the standard Death Benefit compared to a Contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000
*/Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000). **/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value. ***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals. The next table illustrates the impact of Advisor Fees and market value movement for a Contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420
*/Assuming that on the day the Advisor Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisor Fee equals $1,400 (calculated as $70,000 x 2% = $1,400). If $5,000 is withdrawn for Advisor Fees, the Excess Advisor Fee is $3,600 (calculated as $5,000 - $1,400 = $3,600). Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000 - $1,400) = $4,580). This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000 - $4,580 = $95,420). **/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value. ***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
Monument Advisor Select | Return of Premium Enhanced Death Benefit Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Monument Advisor Select | Systematic Withdrawal Program
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Systematic Withdrawal Program The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future. Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Calculation Method of Benefit [Text Block]
Example:
Ms. H elects to take systematic withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Investment Portfolios, so each quarter, We will withdraw $5,000 from Ms. H’s Contract proportionally from each Investment
Portfolio, and will mail her a check or wire the funds to the financial institution of her choice.

Monument Advisor Select | Return of Premium Death Benefit Option
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances: (a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.); (b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or (c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered). (2)the Annuity Date; (3)the date the Contract to which this rider is attached terminates; (4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees; (5)Subject to the step up in Contract Value described above, immediately following a spousal continuation. Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Monument Advisor Select | GMDB Rider
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Payment of the Death Benefit During the Accumulation Period Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2. OPTION 1 - lump sum payment of the Death Benefit Amount; or OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or OPTION 4 – in any other manner permitted by law and approved by Jefferson National. Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to: •continue the Contract in his or her own name at the then current Death Benefit Amount; •elect a lump sum payment of the Death Benefit Amount; or •apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information. If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor. Death of Contract Owner During the Annuity Period If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Death of Annuitant If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named. Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Monument Advisor Select | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Monument Advisor Select | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).Withdrawals may be subject to taxes and tax penalties. The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Monument Advisor Select | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	● Investment in this Contract is subject to the risk of poor investment performance. Investment experience can vary depending on the Investment Options selected by the Owner.● Each investment Option has its own unique risks.● Review the prospectuses and disclosures for the Investment Options before making an investment decision.See Principal Risks.
Monument Advisor Select | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).
Monument Advisor Select | Investment option availability
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Option availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting underlying mutual funds for Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided.
Monument Advisor Select | Purchase payment restrictions
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments.
Monument Advisor Select | Investment advisory fees
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Monument Advisor Select | Active trading
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Monument Advisor Select | Financial strength
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
Monument Advisor Select | Regulatory risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
Monument Advisor Select | Cybersecurity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity. Jefferson National businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Us potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service attacks on systems or websites and other operational disruptions that could severely impede Our ability to conduct Our businesses or administer the contract (e.g. calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that We, Our service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Owners in the future. In the event that contract administration or Contract Values are adversely affected as a result of a failure of Jefferson National cybersecurity controls, We will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. We will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Monument Advisor Select | Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Monument Advisor Contract No. JNL-2300
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS (see Fee Table and Charges and Adjustments)
Are There Charges or Adjustments for Early Withdrawals?	No.
Are There Transaction Charges?
Yes. For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a
Transaction Fee, in the amounts shown in the table below, for contributions, including initial purchase payments, and transfers into and withdrawals and transfers out of certain
Investment Portfolios, including partial or complete withdrawals.

	Transactions per Contract Year	Current Charge Per Transaction	Maximum Charge Per Transaction
	1-10	$50.00	$75.00
	11-20	$40.00	$75.00
	21-30	$30.00	$75.00
	31+	$20.00	$75.00
	We currently do not, but reserve the right to, assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Underlying mutual fund fees and expenses	0.09%[2]	5.82%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund net assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund
Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $283.37	Highest Annual Cost Estimate: $4,827.36
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No optional benefits
● No additional purchase payments, transfers or
withdrawals
● No investment advisory fees

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
● No additional purchase payments,
transfers or withdrawals
● No investment advisory fees

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?	No.

Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a
Transaction Fee, in the amounts shown in the table below, for contributions, including initial purchase payments, and transfers into and withdrawals and transfers out of certain
Investment Portfolios, including partial or complete withdrawals.

	Transactions per Contract Year	Current Charge Per Transaction	Maximum Charge Per Transaction
	1-10	$50.00	$75.00
	11-20	$40.00	$75.00
	21-30	$30.00	$75.00
	31+	$20.00	$75.00
	We currently do not, but reserve the right to, assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Underlying mutual fund fees and expenses	0.09%[2]	5.82%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund net assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund
Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $283.37	Highest Annual Cost Estimate: $4,827.36
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No optional benefits
● No additional purchase payments, transfers or
withdrawals
● No investment advisory fees

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
● No additional purchase payments,
transfers or withdrawals
● No investment advisory fees

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.24%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.24%
Investment Options (of Other Amount) Minimum [Percent]	0.09%
Investment Options (of Other Amount) Maximum [Percent]	5.82%
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.15%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Separate Account value.
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund net assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)
Lowest Annual Cost [Dollars]	$ 283.37
Highest Annual Cost [Dollars]	$ 4,827.36
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

Withdrawals may be subject to taxes and tax penalties. The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see
Principal Risks).

What Are the Risks Associated with the Investment Options?
● Investment in this Contract is subject to the risk of poor investment performance.
Investment experience can vary depending on the Investment Options selected by the
Owner.
● Each investment Option has its own unique risks.
● Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.

What Are the Risks Related to the Insurance Company?
Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-
free phone number indicated in Contacting Us (see Principal Risks).

Investment Restrictions [Text Block]	Yes.● We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).● Certain Investment Portfolios have early cut-off times (see Appendix A: Investment Options Available Under the Contract).● Not all Investment Portfolios may be available under your Contract (see Appendix A: Investment Options Available Under the Contract).● Transfers between Investment Portfolios are subject to policies designed to deter short-term and excessively frequent transfers. Jefferson National may restrict the form in which transfer requests will be accepted (see Excessive Trading Limits).● The availability of investment options may vary depending on the broker-dealer through which the Contract is sold (see Appendix D: Financial Intermediary Variations).
Key Information, Benefit Restrictions [Text Block]	Yes.● We reserve the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new Contracts and will not impact any Contracts already in force.● If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit or other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.● The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold (see Appendix D: Financial Intermediary Variations).
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.● If the Contract is purchased through a tax-qualified plan or IRA, there is no additional Tax Deferral.● Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.See Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the Contract. Compensation can take the form of indirect compensation in that the Company may share the revenue it earns on this Contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this Contract over another investment (see The Monument Advisor® Variable Annuity Contract).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor® Variable Annuity Contract).
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from an investment option or from the Contract, or transfers Contract Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]
Transaction Fee[3]
Transactions per Contract Year	Current Charge Per Transaction	Maximum Charge Per Transaction
1-10	$50.00	$75.00
11-20	$40.00	$75.00
21-30	$30.00	$75.00
31+	$20.00	$75.00
The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[4]
Optional Benefit[5]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30%[6]
Maximum GMDB Rider Fee (assessed as an annualized percentage of the greater of the GMDB Base[7] and the Contract Value)	0.50%[8]
[1]All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits). This fee is different than the Transaction Fee described below. [2]Currently, We do not assess a Transfer Fee.[3]The Transaction Fee only applies to Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement. All transactions made on the same day involving the same Investment Portfolio will result in one Transaction Fee. The Company imposes a Transaction Fee, in the amounts shown, for contributions, including initial contributions, and transfers into and withdrawals and transfers out of certain Investment Portfolios. Only transactions involving those Investment Portfolios for which the Company imposes a Transaction Fee are counted for purposes of determining the number of transactions per Contract year. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is set forth in "Charges and Adjustments – Transaction Fee" and is also available at the Company’s Website or upon request. The Company may increase the Transaction Fee, or modify the table shown above. However, the Transaction Fee may not be increased to an amount greater than the maximum charges shown. [4]The annual Subscription Fee is assessed via a monthly deduction of $20 per month.[5]Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Adjustments).[6]Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.[7]The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.[8]Currently, the fee associated with the GMDB Rider is equal to 0.35% (0.20% for Contracts issued prior to May 1, 2009).The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: Investment Options Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.09%	5.82%
Example This Example is intended to help Owners compare the cost of investing in the Sub-accounts with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The Example assumes: •a $100,000 investment in the Contract for the time periods indicated; •a 5% return each year; •the maximum and the minimum annual underlying mutual fund expenses; •election of the ROP Enhanced Death Benefit Rider (0.30%).
	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (5.82%)	$6,678	$19,700	$32,288	$61,957	*	$19,700	$32,288	$61,957	$6,678	$19,700	$32,288	$61,957
Minimum Annual Underlying Mutual Fund Expenses (0.09%)	$662	$2,072	$3,607	$8,068	*	$2,072	$3,607	$8,068	$662	$2,072	$3,607	$8,068

Transaction Expenses [Table Text Block]
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]
Transaction Fee[3]
Transactions per Contract Year	Current Charge Per Transaction	Maximum Charge Per Transaction
1-10	$50.00	$75.00
11-20	$40.00	$75.00
21-30	$30.00	$75.00
31+	$20.00	$75.00

Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits). This fee is different than the Transaction Fee described below. [2]Currently, We do not assess a Transfer Fee.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[4]
Optional Benefit[5]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30%[6]
Maximum GMDB Rider Fee (assessed as an annualized percentage of the greater of the GMDB Base[7] and the Contract Value)	0.50%[8]
[1]All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits). This fee is different than the Transaction Fee described below. [2]Currently, We do not assess a Transfer Fee.[3]The Transaction Fee only applies to Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement. All transactions made on the same day involving the same Investment Portfolio will result in one Transaction Fee. The Company imposes a Transaction Fee, in the amounts shown, for contributions, including initial contributions, and transfers into and withdrawals and transfers out of certain Investment Portfolios. Only transactions involving those Investment Portfolios for which the Company imposes a Transaction Fee are counted for purposes of determining the number of transactions per Contract year. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is set forth in "Charges and Adjustments – Transaction Fee" and is also available at the Company’s Website or upon request. The Company may increase the Transaction Fee, or modify the table shown above. However, the Transaction Fee may not be increased to an amount greater than the maximum charges shown. [4]The annual Subscription Fee is assessed via a monthly deduction of $20 per month.[5]Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Adjustments).[6]Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.[7]The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.[8]Currently, the fee associated with the GMDB Rider is equal to 0.35% (0.20% for Contracts issued prior to May 1, 2009).
Administrative Expense, Maximum [Dollars]	$ 240
Administrative Expense, Footnotes [Text Block]	The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
Optional Benefit Expense, Footnotes [Text Block]	Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Adjustments).
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.09%	5.82%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	5.82%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,678
Surrender Expense, 1 Year, Minimum [Dollars]	662
Surrender Expense, 3 Years, Maximum [Dollars]	19,700
Surrender Expense, 3 Years, Minimum [Dollars]	2,072
Surrender Expense, 5 Years, Maximum [Dollars]	32,288
Surrender Expense, 5 Years, Minimum [Dollars]	3,607
Surrender Expense, 10 Years, Maximum [Dollars]	61,957
Surrender Expense, 10 Years, Minimum [Dollars]	8,068
Annuitized Expense, 3 Years, Maximum [Dollars]	19,700
Annuitized Expense, 3 Years, Minimum [Dollars]	2,072
Annuitized Expense, 5 Years, Maximum [Dollars]	32,288
Annuitized Expense, 5 Years, Minimum [Dollars]	3,607
Annuitized Expense, 10 Years, Maximum [Dollars]	61,957
Annuitized Expense, 10 Years, Minimum [Dollars]	8,068
No Surrender Expense, 1 Year, Maximum [Dollars]	6,678
No Surrender Expense, 1 Year, Minimum [Dollars]	662
No Surrender Expense, 3 Years, Maximum [Dollars]	19,700
No Surrender Expense, 3 Years, Minimum [Dollars]	2,072
No Surrender Expense, 5 Years, Maximum [Dollars]	32,288
No Surrender Expense, 5 Years, Minimum [Dollars]	3,607
No Surrender Expense, 10 Years, Maximum [Dollars]	61,957
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 8,068
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks Owners should be aware of the following risks associated with owning the Contract: Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.Investment Option availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting underlying mutual funds for Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided. Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments. Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty. Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings. Cybersecurity. Jefferson National businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Us potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service attacks on systems or websites and other operational disruptions that could severely impede Our ability to conduct Our businesses or administer the contract (e.g. calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that We, Our service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Owners in the future. In the event that contract administration or Contract Values are adversely affected as a result of a failure of Jefferson National cybersecurity controls, We will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. We will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the Contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold (see Appendix D: Financial Intermediary Variations). Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
ROP Enhanced Death Benefit Rider (see Death Benefit)	Enhanced death benefit	0.30% (daily net assets)	0.15% (daily net assets)
● Owner must be 80 or younger at
application
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could eliminate the
death benefit
● Purchase payments are limited to
$3,000,000 for one or more
Contracts with the ROP Enhanced
Death Benefit Rider that use the
Measuring Life

GMDB Rider (see Death Benefit)	Enhanced death benefit	0.50% (assessed as an annualized percentage of the greater of the GMDB Base* and the Contract Value)	0.35% (assessed as an annualized percentage of the greater of the GMDB Base* and the Contract Value)
● No longer available
● Election is irrevocable
● Will terminate upon a change to the
owner or joint owner (or annuitant if
any owner is a non-natural person)
● Purchase payments are limited to
$2,000,000 without prior approval

*The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None

Optional Benefit Expense, Footnotes [Text Block]	Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Adjustments).
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective June 5, 2026, the Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II will reopen and will be made available to all contract owners. The Board of Trustees of the Lincoln Variable Insurance Products Trust (the "Board") approved the merger of the LVIP American Century Large Company Value Fund (the "Target Fund") into the LVIP American Century Value Fund: (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about June 5, 2026 (the "Effective Date"). As of the Effective Date, the following changes apply to the contract: •the Target Fund will no longer be available to receive transfers or new purchase payments; •the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and •the Acquiring Fund will assume all liabilities of the Target Fund. •Accordingly, the following changes apply to the prospectus: (1) The information in Appendix A under the second column "Underlying Mutual Fund and Adviser/Sub-Adviser" for Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II now reads as follows:
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II
Investment Advisor: Lincoln Financial Investments Corporation
Sub-Advisor: American Century Investment Management, Inc.

The Board of Trustees (the "Board") of Lazard Retirement Series, Inc., approved the liquidation (the "Liquidation") of the Lazard Retirement Series, Inc. – Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (the "Fund"). The Liquidation is expected to occur on or about May 20, 2026 (the "Liquidation Date"). In anticipation of the Liquidation, the following changes apply to the contract: •Effective May 13, 2026, this Investment Portfolio is no longer available to receive transfers or new purchase payments. •From the date of this supplement until the Liquidation Date, investors with allocations in the Fund may transfer allocations to any other available investment option. During this period, any transfers from the Fund will not be treated as a transfer for purposes of transfer limitations that would otherwise be applicable. •On the Liquidation Date, any remaining assets of the Fund will be transferred to Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class Y. •After the Liquidation Date, any and all references to the Fund are deleted. The following underlying mutual fund is offered as an investment option under the contract or policy. Effective May 12, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Vanguard Variable Insurance Fund - Capital Growth Portfolio	Vanguard Variable Insurance Fund - PRIMECAP Portfolio
The Board of Trustees (the "Board") of Goldman Sachs Variable Insurance Trust approved a plan of liquidation for the Goldman Sachs Buffered S&P Funds (the "Funds"). Pursuant to the plan of liquidation, the Funds will be liquidated on or about the liquidation dates identified below. Accordingly, in anticipation of these liquidations, the following changes will apply to the contract: 1. Goldman Sachs Variable Insurance Trust – Goldman Sachs Buffered S&P 500 Fund May/Nov: Service Shares ("Liquidating Fund 1") will be liquidated on or about May 1, 2026 ("Liquidation Date 1"): •Effective April 14, 2026, this Investment Portfolio is no longer available to receive transfers or new purchase payments. •From the date of this supplement until Liquidation Date 1, investors with allocations in Liquidating Fund 1 may transfer allocations to any other available investment option. During this period, any transfers from Liquidating Fund 1 will not be treated as a transfer for purposes of transfer limitations that would otherwise be applicable. •On Liquidation Date 1, any remaining assets of Liquidating Fund 1 will be transferred to Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class Y. •After Liquidation Date 1, any and all references to Liquidating Fund 1 are deleted. 2. Goldman Sachs Variable Insurance Trust – Goldman Sachs Buffered S&P 500 Fund Jan/Jul: Service Shares ("Liquidating Fund 2") will be liquidated on or about July 1, 2026 ("Liquidation Date 2"): •Effective June 19, 2026, this Investment Portfolio is no longer available to receive transfers or new purchase payments. •From the date of this supplement until Liquidation Date 2, investors with allocations in Liquidating Fund 2 may transfer allocations to any other available investment option. During this period, any transfers from Liquidating Fund 2 will not be treated as a transfer for purposes of transfer limitations that would otherwise be applicable. •On Liquidation Date 2, any remaining assets of Liquidating Fund 2 will be transferred to Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class Y. •After Liquidation Date 2, any and all references to Liquidating Fund 2 are deleted. 3. Goldman Sachs Variable Insurance Trust – Goldman Sachs Buffered S&P 500 Fund Mar/Sep: Service Shares ("Liquidating Fund 3") will be liquidated on or about September 1, 2026 ("Liquidation Date 3"): •Effective August 21, 2026, this Investment Portfolio is no longer available to receive transfers or new purchase payments. •From the date of this supplement until Liquidation Date 3, investors with allocations in Liquidating Fund 3 may transfer allocations to any other available investment option. During this period, any transfers from Liquidating Fund 3 will not be treated as a transfer for purposes of transfer limitations that would otherwise be applicable. •On Liquidation Date 3, any remaining assets of Liquidating Fund 3 will be transferred to Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class Y. •After Liquidation Date 3, any and all references to Liquidating Fund 3 are deleted. Appendix A: Investment Options Available Under the Contract The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The availability of investment options may vary depending on the broker-dealer through which the Contract is sold (see Appendix D: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%. For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a Transaction Fee.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The availability of investment options may vary depending on the broker-dealer through which the Contract is sold (see Appendix D: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Real Assets	Advisors Preferred Trust - Quantified Gold Futures Tracking Portfolio (formerly, Advisors Preferred Trust - Gold Bullion Strategy Portfolio) Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.63%	0.00%	1.63%	59.59%	14.40%	12.14%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.94%	0.00%	0.94%	32.87%	16.33%	18.17%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.81%*	0.00%	0.81%	30.27%	11.12%	16.73%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.90%*	0.00%	0.90%	16.76%	3.01%	11.68%
Equity	Alger Small Cap Growth Portfolio: Class I-2 Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 31, 2007 Investment Advisor: Fred Alger Management, LLC	0.97%	0.00%	0.97%	5.91%	-4.92%	8.83%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.07%	0.00%	1.07%	2.64%	8.48%	8.27%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018 Investment Advisor: AllianceBernstein L.P.	1.10%*	0.00%	1.10%	13.21%	4.74%	5.25%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	41.27%	10.19%	6.37%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%*	0.00%	0.59%	10.47%	11.42%	10.57%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B This Sub-Account is not available as an investment option for new Contracts issued on or after February 3, 2013 Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	4.45%	-0.69%	10.99%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: AllianceBernstein L.P.	1.19%*	0.00%	1.19%	6.03%	3.02%	9.80%
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.13%	0.00%	1.13%	5.39%	-2.46%	9.94%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	6.71%	8.94%	11.85%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.76%*	0.00%	1.76%	1.36%	6.30%	9.36%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%	0.00%	1.30%	4.66%	22.06%	10.70%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.85%	0.00%	0.85%	20.00%	10.55%	10.36%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.84%	0.00%	0.84%	14.82%	6.61%	7.25%
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.83%*	0.00%	0.83%	8.82%	2.19%	3.50%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.82%	0.00%	0.82%	17.91%	8.82%	9.05%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.84%*	0.00%	0.84%	11.70%	4.43%	5.46%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.81%*	0.00%	0.81%	8.32%	0.06%	1.43%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.83%*	0.00%	0.83%	7.94%	5.33%	6.68%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.79%	0.00%	0.79%	15.59%	8.70%	9.50%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	0.00%	0.78%	20.16%	8.82%	7.32%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.98%	0.00%	0.98%	9.03%	-2.76%	0.97%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	24.46%	10.01%	10.74%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.91%*	0.00%	0.91%	21.34%	7.97%	11.89%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	0.00%	1.15%	14.33%	0.23%	6.96%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.84%	0.00%	0.84%	19.93%	13.09%	17.67%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.78%	0.00%	0.78%	17.77%	13.62%	13.63%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.03%	0.00%	1.03%	26.41%	3.14%	6.73%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.06%	0.00%	1.06%	35.09%	7.42%	7.54%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.90%	0.00%	0.90%	11.65%	6.43%	7.17%
Allocation	American Funds Insurance Series® - Managed Risk Growth Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.94%	0.00%	0.94%	13.39%	7.96%	11.74%
Allocation	American Funds Insurance Series® - Managed Risk Growth- Income Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.88%	0.00%	0.88%	11.16%	7.70%	8.98%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Managed Risk International Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	1.10%*	0.00%	1.10%	15.09%	-0.29%	2.90%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.88%	0.00%	0.88%	10.65%	8.04%	7.18%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.73%*	0.00%	0.73%	6.98%	-0.38%	2.11%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	7.54%	-0.49%	1.45%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	16.90%	13.60%	12.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.78%*	0.00%	0.78%	8.52%	4.47%	6.02%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.74%*	0.00%	0.74%	7.14%	-0.75%	1.82%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.92%*	0.00%	0.92%	19.73%	13.85%	14.08%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	17.99%	12.42%	10.85%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III This Sub-Account is only available in contracts issued before May 1, 2015 Investment Advisor: BlackRock Advisors, LLC	1.04%*	0.00%	1.04%	11.77%	10.50%	15.32%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.93%*	0.00%	0.93%	21.32%	11.45%	11.01%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.01%*	0.00%	1.01%	19.51%	5.51%	7.33%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	1.02%*	0.00%	1.02%	11.48%	10.19%	15.98%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.61%	0.00%	0.61%	5.36%	6.65%	9.15%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.27%	0.35%	0.62%	17.53%	14.12%	14.52%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.90%	0.00%	0.90%	11.68%	8.44%	9.51%
Real Assets	Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio: Class 1 (formerly, Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1) This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: UBS Asset Management (Americas) LLC	1.05%*	0.00%	1.05%	15.36%	10.28%	5.59%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 1 (formerly, Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	6.59%	8.94%	8.23%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.94%*	0.00%	0.94%	6.88%	1.87%	3.99%
Real Assets	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.00%*	0.00%	1.00%	15.30%	12.44%	6.46%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	0.00%	0.89%	8.49%	3.93%	5.51%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.72%*	0.00%	0.72%	7.55%	1.20%	1.94%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.69%	0.00%	0.69%	28.27%	13.59%	12.58%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.07%*	0.00%	1.07%	14.86%	7.26%	11.89%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.66%*	0.00%	0.66%	6.00%	1.90%	2.94%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (formerly, Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.18%*	0.00%	1.18%	34.37%	18.42%	22.70%
Equity	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.04%	0.00%	1.04%	7.83%	8.93%	8.84%
Alternative Strategies	Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.26%	0.00%	1.26%	10.03%	4.88%	4.52%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.31%*	0.35%	0.66%	19.94%	12.23%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.21%	0.35%	0.56%	4.35%	1.38%	1.81%
Allocation	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.35%	0.63%	14.68%	8.42%	8.65%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.39%	0.35%	0.74%	36.99%	8.89%	8.68%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.27%	0.35%	0.62%	45.64%	15.85%	10.46%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.12%	0.35%	0.47%	4.33%	2.65%	1.97%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	15.83%	11.97%	10.51%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	8.95%	13.60%	11.00%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.19%	0.00%	1.19%	3.95%	4.64%	4.43%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	0.00%	0.81%	8.23%	3.70%	5.59%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.79%*	0.00%	1.79%	11.26%	1.26%	9.61%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.97%*	0.00%	0.97%	7.03%	6.56%	6.85%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.12%	0.00%	1.12%	40.79%	5.62%	10.66%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC	0.62%*	0.00%	0.62%	9.03%	3.00%	4.08%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC	0.74%*	0.00%	0.74%	14.03%	5.63%	7.09%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC	0.78%*	0.00%	0.78%	15.51%	6.52%	8.03%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC	0.80%*	0.00%	0.80%	16.91%	7.58%	8.95%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 (formerly, Fidelity Variable Insurance Products Fund - VIP Freedom Income Fund Portfolio: Service Class 2) This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Fidelity Management & Research Company LLC	0.61%	0.00%	0.61%	9.31%	2.08%	4.17%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	0.00%	0.66%	14.96%	9.24%	10.84%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.79%	0.00%	0.79%	21.19%	15.08%	15.49%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC	0.57%	0.00%	0.57%	17.09%	10.09%	10.31%
Equity	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.98%	0.00%	0.98%	18.49%	13.38%	14.58%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	10.34%	23.86%	7.69%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Equity- Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.71%	0.00%	0.71%	18.75%	12.23%	11.32%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73%	0.00%	0.73%	5.33%	6.06%	5.44%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	21.21%	15.83%	13.56%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	21.65%	11.03%	19.64%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.80%	0.00%	0.80%	14.61%	13.41%	17.15%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.06%*	0.00%	1.06%	10.31%	4.00%	5.34%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.02%	0.00%	1.02%	18.36%	5.99%	9.53%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.62%	0.00%	0.62%	6.93%	-0.21%	2.45%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.80%	0.00%	0.80%	11.49%	9.83%	10.31%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.97%	0.00%	0.97%	20.05%	6.35%	7.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	2.90%	3.98%	3.61%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	8.58%	2.79%	4.40%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.70%	0.00%	0.70%	10.95%	12.82%	10.96%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.84%	0.00%	0.84%	7.70%	11.87%	10.54%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.21%*	0.00%	1.21%	37.47%	9.02%	7.61%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.25%*	0.00%	1.25%	7.93%	2.36%	3.03%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%	0.00%	0.72%	12.56%	7.66%	7.30%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Franklin Mutual Advisers, LLC	0.94%	0.00%	0.94%	11.52%	9.21%	7.53%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.89%	0.00%	0.89%	11.80%	9.50%	12.10%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Franklin Advisers, Inc.	1.07%*	0.00%	1.07%	7.24%	1.92%	3.10%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.79%	0.00%	0.79%	6.69%	0.02%	1.14%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.75%*	0.00%	0.75%	15.73%	-0.96%	-0.15%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Jan/Jul: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.99%*	0.00%	0.99%	14.26%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Mar/Sep: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.97%*	0.00%	0.97%	14.89%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.98%*	0.00%	0.98%	7.36%	4.68%	11.59%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.96%*	0.00%	0.96%	9.89%	5.92%	5.78%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.91%*	0.00%	0.91%	7.48%	-0.21%	3.13%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.15%*	0.00%	1.15%	3.57%	4.56%	4.13%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.03%*	0.00%	1.03%	6.84%	4.16%	5.55%
Equity	Invesco - Invesco V.I. American Value Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.14%	0.00%	1.14%	20.76%	17.56%	12.01%
Allocation	Invesco - Invesco V.I. Balanced- Risk Allocation Fund: Series II Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	8.69%	2.27%	4.91%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	17.44%	15.43%	11.95%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	16.17%	12.81%	11.73%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.62%*	0.00%	0.62%	7.09%	-0.11%	2.99%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is no longer available to receive transfers or new premium payments effective August 19, 2022 Investment Advisor: Invesco Advisers, Inc.	0.87%*	0.00%	0.87%	6.96%	-0.36%	2.73%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.11%	0.00%	1.11%	4.53%	3.64%	11.10%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	12.81%	8.94%	8.92%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.90%	0.00%	0.90%	16.50%	3.68%	6.22%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	0.00%	1.06%	15.01%	7.01%	10.72%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	7.85%	1.73%	2.44%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.20%*	0.00%	1.20%	12.75%	1.39%	2.76%
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.70%	0.00%	0.70%	7.37%	0.04%	1.60%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	15.62%	12.85%	10.73%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.99%	0.00%	0.99%	15.33%	3.80%	6.58%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.92%	0.00%	0.92%	6.73%	3.64%	4.83%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	15.64%	12.19%	12.25%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	1.19%	0.00%	1.19%	8.97%	8.83%	9.08%
Equity	Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc.	0.96%*	0.00%	0.96%	12.37%
Equity	Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc.	0.96%*	0.00%	0.96%	13.35%
Equity	Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc.	0.96%*	0.00%	0.96%	7.25%
Equity	Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc.	0.96%*	0.00%	0.96%	12.63%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.96%	0.00%	0.96%	20.47%	10.30%	15.78%
Equity	Invesco V.I. International Growth Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	15.53%	1.88%	5.34%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	0.77%*	0.00%	0.77%	16.66%	7.07%	7.84%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.03%*	0.00%	1.03%	11.79%	7.85%	8.38%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.78%*	0.00%	0.78%	6.48%	-0.48%	2.58%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	11.89%	18.61%	1.74%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series: Service Class This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.04%*	0.00%	1.04%	17.92%	9.99%	10.71%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.01%	0.00%	1.01%	8.41%	11.89%	15.40%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.97%	0.00%	0.97%	7.17%	3.73%	5.56%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.79%*	0.00%	0.79%	4.70%	1.75%	2.12%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.10%*	0.00%	1.10%	1.18%	-0.08%	10.66%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Van Eck Associates Corporation	1.12%*	0.00%	1.12%	37.75%	15.73%	6.94%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.15%	0.00%	1.15%	33.36%	13.71%	17.20%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.98%*	0.00%	0.98%	9.41%	9.49%	8.92%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	15.11%	8.48%	10.14%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	7.67%	7.62%	12.79%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	7.22%	-0.47%	2.07%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	18.14%	11.65%	16.24%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%	0.00%	0.82%	20.92%	12.51%	12.93%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.74%*	0.00%	0.74%	17.46%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Janus Henderson Investors US LLC	0.97%	0.00%	0.97%	24.84%	13.44%	21.18%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Janus Henderson Investors US LLC	0.83%*	0.00%	0.83%	6.50%	8.69%	8.66%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	28.87%	9.44%	9.24%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%	0.00%	0.82%	18.39%	14.11%	15.88%
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Boston Partners Global Investors, Inc.	0.99%*	0.10%	1.09%	32.00%	7.83%	8.56%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%*	0.00%	1.38%	41.77%	10.76%	9.35%
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Lazard Asset Management LLC	1.05%*	0.00%	1.05%	15.72%	5.19%	5.93%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Lazard Asset Management LLC	1.10%*	0.00%	1.10%	2.18%	4.82%	7.22%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.87%	0.00%	0.87%	13.32%	5.24%	7.47%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.06%	0.00%	1.06%	8.97%	-0.42%	9.11%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Western Asset Management Company, LLC and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.81%	0.00%	0.81%	9.96%	2.56%	5.33%
Allocation	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.77%*	0.00%	0.77%	9.62%	6.49%	8.03%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.72%*	0.00%	0.72%	6.33%	0.62%	2.61%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.95%*	0.00%	0.95%	15.98%	1.85%	6.42%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.70%*	0.00%	0.70%	15.40%	10.01%	9.51%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II This Sub-Account is not available as an investment option for new Contracts issued on or after April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.86%*	0.00%	0.86%	8.99%	8.89%	9.12%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.75%*	0.00%	0.75%	12.84%	11.68%	17.16%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.71%*	0.00%	0.71%	16.02%	11.65%	10.23%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This Sub-Account is only available in contracts issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: ClearBridge Investments, LLC	0.75%*	0.00%	0.75%	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in contracts issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: ClearBridge Investments, LLC	0.74%*	0.00%	0.74%	8.62%	10.57%	14.46%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.98%	0.00%	0.98%	8.32%	2.09%	4.72%
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	15.98%	12.34%	13.06%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.93%	0.00%	0.93%	17.29%	13.35%	11.12%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.98%*	0.00%	0.98%	11.90%	10.82%	15.31%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	12.56%	-0.54%	10.46%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	12.77%	9.69%	9.77%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	20.81%	6.80%	9.60%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	5.62%	-2.35%	9.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.74%*	0.00%	0.74%	9.39%	5.04%	5.69%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.62%*	0.00%	0.62%	17.18%	12.58%	14.44%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.63%*	0.00%	0.63%	18.81%	14.80%	11.79%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%	0.00%	0.24%	7.06%	-0.59%	1.79%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.58%*	0.00%	0.58%	7.69%	0.62%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.12%*	0.00%	1.12%	36.15%	1.01%	6.31%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II This Sub-Account is only available in contracts issued before June 20, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.37%*	0.00%	1.37%	35.78%	0.75%	6.04%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.05%*	0.00%	1.05%
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.32%	0.00%	0.32%	4.07%	3.06%	1.93%
Equity	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: GQG Partners LLC	0.78%*	0.00%	0.78%	2.14%	5.52%	8.68%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.88%*	0.00%	0.88%	39.29%	12.79%	9.94%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective October 24, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	1.13%*	0.00%	1.13%	38.97%	12.52%	9.67%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.32%	0.00%	0.32%	30.94%	8.68%	8.07%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.82%	0.00%	0.82%	15.88%	6.75%	8.02%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.82%	0.00%	0.82%	14.68%	5.83%	7.09%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	6.88%	-0.46%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.25%*	0.00%	0.25%	18.57%	11.40%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.96%*	0.00%	0.96%	32.66%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.79%	0.00%	0.79%	16.49%	9.85%	11.85%
Fixed Income	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.75%*	0.00%	0.75%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	0.00%	0.70%	14.20%	19.09%	18.02%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.43%	0.00%	0.43%	7.03%	-0.62%	2.23%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.55%	0.00%	0.55%	5.70%	2.13%	2.38%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	7.27%	8.87%	10.46%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	0.00%	0.72%
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Putnam Investment Management, LLC	0.83%*	0.00%	0.83%	35.21%	11.20%	7.72%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.16%	0.00%	0.16%	17.70%	14.25%	14.64%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.25%	0.00%	0.25%	12.54%	5.91%	9.46%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	1.06%*	0.00%	1.06%	2.17%	8.01%	7.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	0.00%	0.80%	7.56%	5.81%	5.45%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.85%*	0.00%	0.85%	2.39%	7.91%	7.66%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.85%*	0.00%	0.85%	11.56%	10.06%	7.75%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.86%*	0.00%	0.86%	5.45%	4.47%	10.96%
Equity	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective June 1, 2020 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.87%	0.00%	0.87%	13.74%	12.83%	12.94%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%	0.00%	0.93%	5.71%	2.56%	2.30%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	New Age Alpha Variable Funds Trust - NAA Large Cap Value Series This Sub-Account is no longer available to receive transfers or new purchase payments effective October 25, 2024 Investment Advisor: New Age Alpha Advisors, LLC	0.96%*	0.00%	0.96%	14.16%	12.15%	10.88%
Equity	New Age Alpha Variable Funds Trust - NAA Large Core Series Investment Advisor: New Age Alpha Advisors, LLC	0.94%*	0.00%	0.94%	16.43%	13.65%	14.25%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	1.01%*	0.00%	1.01%	17.02%	13.89%	17.04%
Equity	New Age Alpha Variable Funds Trust - NAA Mid Growth Series Investment Advisor: New Age Alpha Advisors, LLC	1.07%*	0.00%	1.07%	2.17%	4.48%	10.63%
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.17%*	0.00%	1.17%	3.30%	8.47%	7.65%
Equity	New Age Alpha Variable Funds Trust - NAA Small Growth Series This Sub-Account is no longer available to receive transfers or new purchase payments effective October 25, 2024 Investment Advisor: New Age Alpha Advisors, LLC	1.14%*	0.00%	1.14%	6.51%	2.59%	8.89%
Equity	New Age Alpha Variable Funds Trust - NAA World Equity Income Series This Sub-Account is no longer available to receive transfers or new purchase payments effective October 25, 2024 Investment Advisor: New Age Alpha Advisors, LLC	1.06%*	0.00%	1.06%	22.75%	11.42%	9.99%
Hybrid Securities	New York Life Investments VP Funds Trust - NYLIM VP MacKay Convertible Portfolio: Service Class (formerly, New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class) Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.82%	0.00%	0.82%	16.11%	5.34%	10.10%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - DF Tactical Dividend VIT Fund: Class 1 (formerly. Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1) This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Donoghue Forlines LLC	2.00%*	0.00%	2.00%	17.19%	8.72%	3.46%
Allocation	Northern Lights Variable Trust - DF Tactical Momentum VIT Fund: Class 1 (formerly, Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1) Investment Advisor: Donoghue Forlines LLC	1.56%	0.00%	1.56%	23.52%	12.83%	9.23%
Allocation	Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio: Class 1 (formerly, Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1) This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.10%	0.39%	19.17%	9.69%	10.71%
Allocation	Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	18.83%	9.41%	10.43%
Allocation	Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio: Class 1 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1) This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.50%	0.10%	0.60%	10.58%	4.99%	5.97%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	10.36%	4.74%	5.72%
Allocation	Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio: Class 1 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1) This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.50%	0.10%	0.60%	11.95%	5.62%	6.39%
Allocation	Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	11.65%	5.36%	6.13%
Allocation	Northern Lights Variable Trust - TOPS Moderate ETF Portfolio: Class 1 (formerly, Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1) This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.10%	0.39%	15.50%	7.20%	8.26%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS Moderate ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.53%	0.00%	0.53%	15.13%	6.92%	7.99%
Allocation	Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio: Class 1 (formerly, Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1) This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.10%	0.39%	18.31%	8.85%	9.80%
Allocation	Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	17.99%	8.56%	9.53%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.10%	0.39%	13.17%	5.79%	6.66%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	12.85%	5.52%	6.39%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.31%	0.10%	0.41%	10.39%	4.61%	5.25%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.56%	0.00%	0.56%	10.15%	4.34%	4.99%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.51%	0.10%	0.61%	9.35%	4.11%	5.18%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.76%	0.00%	0.76%	9.03%	3.84%	4.92%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.13%*	0.00%	2.13%	14.20%	5.60%	6.77%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	1.98%*	0.00%	1.98%	14.34%	5.77%	6.93%
Real Assets	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	3.19%*	0.00%	3.19%	18.79%	10.55%	6.54%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.06%	0.00%	1.06%	8.11%	3.01%	3.55%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.17%	0.00%	1.17%	14.98%	2.44%	5.06%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	1.15%	0.00%	1.15%	12.75%	0.15%	2.46%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	1.13%	0.00%	1.13%	6.72%	0.78%	3.16%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class Investment Advisor: PIMCO	1.21%*	0.00%	1.21%	22.00%	7.04%	7.99%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.81%	0.00%	0.81%	8.95%	3.97%	5.57%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.92%	0.00%	0.92%	10.19%	3.41%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.09%	0.00%	1.09%	3.95%	1.03%	2.88%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	2.48%	0.00%	2.48%	6.29%	-6.79%	0.02%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class This Sub-Account is only available in policies issued before May 1, 2024 Investment Advisor: PIMCO	0.66%	0.00%	0.66%	5.52%	1.57%	1.79%
Allocation	PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: PIMCO	1.12%*	0.00%	1.12%	15.07%	5.25%	6.51%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	1.39%	0.00%	1.39%	7.85%	1.21%	3.21%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	4.67%	3.25%	2.76%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.73%	0.00%	0.73%	8.89%	0.02%	2.36%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.64%	0.00%	1.64%	6.24%	2.85%	3.92%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	24.12%	-2.32%	5.18%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.53%	9.89%	8.26%
Other	ProFunds - ProFund VP Bear Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-14.47%	-11.20%	-13.49%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.60%	0.00%	1.60%	34.03%	9.50%	7.41%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	15.56%	12.18%	12.55%
Equity	ProFunds - ProFund VP Communication Services Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	20.91%	14.55%	8.97%
Equity	ProFunds - ProFund VP Consumer Discretionary Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.51%	5.53%	10.01%
Equity	ProFunds - ProFund VP Consumer Staples Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-0.17%	0.62%	5.67%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	36.13%	3.07%	8.66%
Equity	ProFunds - ProFund VP Energy Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.86%	21.01%	5.88%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.59%	12.78%	8.01%
Other	ProFunds - ProFund VP Falling U.S. Dollar Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.81%	-1.85%	-1.14%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.90%	12.77%	11.04%
Capital Preservation	ProFunds - ProFund VP Government Money Market This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019 Investment Advisor: ProFund Advisors LLC	0.90%*	0.00%	0.90%	3.27%	2.54%	1.39%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.56%	5.50%	8.02%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.25%	9.11%	11.45%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.67%	0.00%	1.67%	27.97%	6.29%	5.60%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	9.13%	3.71%	12.40%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	30.69%	14.99%	11.39%
Equity	ProFunds - ProFund VP Large- Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	19.96%	13.07%	14.95%
Equity	ProFunds - ProFund VP Large- Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	11.37%	11.09%	9.89%
Equity	ProFunds - ProFund VP Materials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	8.05%	6.41%	8.42%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.67%	5.32%	8.63%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.84%	9.19%	8.92%
Equity	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	4.78%	6.63%	8.22%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	18.62%	12.94%	17.28%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.34%	5.70%	5.37%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	150.31%	17.01%	18.89%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	0.63%	2.85%	3.95%
Other	ProFunds - ProFund VP Rising Rates Opportunity Investment Advisor: ProFund Advisors LLC	1.59%	0.00%	1.59%	1.67%	14.28%	0.27%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.64%	0.00%	1.64%	41.70%	34.17%	30.80%
Other	ProFunds - ProFund VP Short Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-26.15%	-6.13%	-12.36%
Other	ProFunds - ProFund VP Short International Investment Advisor: ProFund Advisors LLC	1.62%	0.00%	1.62%	-20.81%	-6.46%	-8.23%
Other	ProFunds - ProFund VP Short Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-4.51%	-7.65%	-11.55%
Other	ProFunds - ProFund VP Short NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-15.80%	-13.57%	-18.48%
Other	ProFunds - ProFund VP Short Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-10.08%	-6.50%	-11.77%
Equity	ProFunds - ProFund VP Small- Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.62%	3.79%	7.98%
Equity	ProFunds - ProFund VP Small- Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.00%	7.17%	7.81%
Equity	ProFunds - ProFund VP Small- Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.86%	4.23%	7.63%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.58%	0.00%	1.58%	22.60%	15.01%	20.16%
Fixed Income	ProFunds - ProFund VP U.S. Government Plus Investment Advisor: ProFund Advisors LLC	1.38%*	0.00%	1.38%	1.17%	-13.73%	-3.45%
Other	ProFunds - ProFund VP UltraBull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	24.38%	19.82%	20.95%
Other	ProFunds - ProFund VP UltraMid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.20%	7.98%	11.51%
Equity	ProFunds - ProFund VP UltraNASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.25%	18.60%	29.22%
Other	ProFunds - ProFund VP UltraShort NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-33.04%	-29.97%	-37.40%
Other	ProFunds - ProFund VP UltraSmall-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.93%	1.23%	8.81%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.98%	7.78%	8.61%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	1.04%	0.00%	1.04%	8.58%	1.81%	3.03%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.96%	0.00%	0.96%	8.67%	4.05%	5.70%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.82%	0.00%	0.82%	7.25%	-1.13%	1.89%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	1.06%	0.00%	1.06%	34.68%	12.49%	8.87%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.79%	0.00%	0.79%	20.35%	15.38%	13.30%
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.75%*	0.00%	0.75%	9.09%	0.83%	1.62%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	0.00%	0.88%	10.69%	10.34%	14.69%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.22%	0.00%	1.22%	13.89%	9.17%	10.14%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.18%	0.00%	1.18%	8.93%	10.66%	7.88%
Allocation	Russell Investment Funds - Balanced Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.89%*	0.00%	0.89%	14.96%	6.39%	6.88%
Allocation	Russell Investment Funds - Equity Aggressive Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.98%*	0.00%	0.98%	18.47%	9.53%	9.23%
Equity	Russell Investment Funds - Global Real Estate Securities Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC Subadvisor: Cohen & Steers Capital Management, Inc., Cohen & Steers UK Limited and Cohen & Steers Asia Limited; RREEF America L.L.C., DWS Investments Australia Limited and DWS Alternatives Global Limited, operating under the brand name DWS	0.90%	0.00%	0.90%	8.59%	2.55%	3.58%
Equity	Russell Investment Funds - International Developed Markets Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC Subadvisor: Intermede Investment Partners Limited and Intermede Global Partners Inc., Wellington Management Company LLP, Pzena Investment Management LLC	0.95%*	0.00%	0.95%	28.64%	8.53%	7.55%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Russell Investment Funds - Moderate Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.83%*	0.00%	0.83%	12.24%	3.96%	5.05%
Fixed Income	Russell Investment Funds - Strategic Bond Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC Subadvisor: Allspring Global Investments, LLC, RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited, Schroder Investment Management North America Inc.	0.65%*	0.00%	0.65%	7.35%	-1.07%	1.77%
Equity	Russell Investment Funds - U.S. Small Cap Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC Subadvisor: Ancora Advisors, LLC, Boston Partners Global Investors, Inc., Calamos Advisors LLC, Copeland Capital Management, LLC, DePrince, Race & Zollo, Inc., Jacobs Levy Equity Management, Inc., Lord, Abbett & Co. LLC, Penn Capital Management, LLC, Ranger Investment Management, L.P.	1.06%*	0.00%	1.06%	8.34%	7.15%	8.98%
Equity	Russell Investment Funds - U.S. Strategic Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC Subadvisor: Brandywine Global Investment Management, LLC, J.P. Morgan Investment Management Inc., Jacobs Levy Equity Management, Inc., William Blair Investment Management, LLC	0.87%*	0.00%	0.87%	14.43%	10.66%	12.45%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	23.74%	11.68%	8.98%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	32.89%	9.42%	11.58%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	30.12%	3.55%	5.42%
Real Assets	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	4.89%	12.80%	4.76%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-3.52%	1.32%	3.80%
Other	Rydex Variable Trust - Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.85%*	0.00%	1.85%	19.49%	14.77%	18.17%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	41.49%	18.80%	23.66%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	7.51%	19.52%	4.64%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	1.75%	10.39%	-5.65%
Equity	Rydex Variable Trust - Europe 1.25x Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	36.46%	10.40%	7.59%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.83%*	0.00%	1.83%	10.76%	11.31%	9.88%
Alternative Strategies	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	2.18%*	0.00%	2.18%	3.65%	3.94%	1.27%
Other	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund Investment Advisor: Guggenheim Investments	1.45%*	0.00%	1.45%	1.66%	-13.57%	-3.37%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	14.07%	4.64%	7.44%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	9.87%	3.52%	4.77%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	18.50%	2.54%	11.93%
Other	Rydex Variable Trust - Inverse Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.84%*	0.00%	1.84%	-20.69%	-18.02%	-25.05%
Other	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund Investment Advisor: Guggenheim Investments	5.67%*	0.00%	5.67%	1.85%	12.87%	1.41%
Other	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund Investment Advisor: Guggenheim Investments	1.89%*	0.00%	1.89%	-5.11%	-7.51%	-10.94%
Other	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund Investment Advisor: Guggenheim Investments	1.85%*	0.00%	1.85%	-16.18%	-13.53%	-17.67%
Other	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	-9.58%	-6.24%	-11.19%
Other	Rydex Variable Trust - Inverse S&P 500 Strategy Fund Investment Advisor: Guggenheim Investments	1.82%*	0.00%	1.82%	-11.76%	-10.49%	-12.91%
Other	Rydex Variable Trust - Japan 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.68%*	0.00%	1.68%	51.54%	0.16%	9.51%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	8.48%	2.50%	7.27%
Allocation	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.81%*	0.00%	1.81%	5.03%	8.37%	8.26%
Alternative Strategies	Rydex Variable Trust - Multi- Hedge Strategies Fund This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	1.25%	1.23%	1.62%
Other	Rydex Variable Trust - NASDAQ- 100® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	29.24%	18.83%	29.69%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - NASDAQ- 100® Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	19.04%	13.32%	17.60%
Allocation	Rydex Variable Trust - Nova Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	20.86%	16.53%	17.73%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.68%*	0.00%	1.68%	147.37%	17.52%	21.08%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	2.88%	3.02%	4.00%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	10.18%	4.22%	9.19%
Other	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.87%*	0.00%	1.87%	12.47%	3.43%	9.25%
Other	Rydex Variable Trust - Russell 2000® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.88%*	0.00%	1.88%	12.07%	1.43%	9.07%
Other	Rydex Variable Trust - S&P 500 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	25.28%	19.77%	21.33%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	11.75%	6.62%	10.34%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	16.02%	12.00%	8.64%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	7.18%	4.39%	6.85%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.12%	12.00%	10.60%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	8.59%	2.89%	6.53%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.77%	12.03%	7.65%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Other	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	2.04%*	0.00%	2.04%	-14.29%	6.16%	1.80%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	25.70%	12.27%	18.37%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	31.13%	5.45%	6.64%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	11.77%	2.32%	8.06%
Capital Preservation	Rydex Variable Trust - U.S. Government Money Market Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective January 3, 2012 Investment Advisor: Guggenheim Investments	1.49%	0.00%	1.49%	2.83%	2.22%	1.26%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	17.07%	8.56%	8.60%
Other	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	2.04%*	0.00%	2.04%	18.97%	-5.72%	-2.86%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%	0.00%	1.00%	18.43%	11.41%	15.25%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc.	0.99%	0.00%	0.99%	14.07%	10.89%	10.24%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	0.00%	1.11%	17.80%	3.86%	8.70%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%	0.00%	1.09%	3.29%	3.58%	9.54%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	5.46%	1.91%	2.09%
Alternative Strategies	The Merger Fund VL - The Merger Fund VL: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC, an affiliate of VIA.	1.54%*	0.00%	1.54%	5.23%	2.98%	4.04%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	34.85%	17.58%	9.66%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	18.49%	3.91%	5.24%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.30%*	0.00%	1.30%	29.92%	-0.77%	5.47%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	164.43%	20.00%	20.88%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.08%	0.00%	1.08%	36.48%	10.51%	8.33%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.20%	0.35%	0.55%	16.46%	9.29%	10.03%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.35%	0.69%	28.98%	13.97%	14.96%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.12%	0.35%	0.47%	12.73%	4.22%	6.14%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.28%	0.35%	0.63%	16.83%	13.24%	11.76%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	0.35%	0.64%	16.80%	12.59%	11.52%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.14%	0.35%	0.49%	17.70%	14.27%	14.66%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.35%	0.48%	5.69%	-0.41%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.36%	0.35%	0.71%	16.89%	11.36%	15.58%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.24%	0.35%	0.59%	9.18%	4.05%	5.62%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.32%	0.35%	0.67%	19.97%	0.62%	10.48%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.17%	0.35%	0.52%	11.54%	8.46%	10.77%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.12%	0.35%	0.47%	16.19%	6.51%	8.14%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.26%	0.35%	0.61%	3.11%	4.51%	5.08%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment- Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	6.85%	2.23%	2.81%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.00%	0.29%	6.11%	3.81%	9.61%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	6.94%	-0.51%	1.90%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.09%	0.35%	0.44%	32.04%	7.88%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.13%	0.35%	0.48%	16.93%	12.98%	14.10%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	0.78%*	0.00%	0.78%	8.87%	0.51%	2.59%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Victory Capital Management, Inc.	1.04%*	0.00%	1.04%	11.13%	8.81%	9.11%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	1.00%*	0.00%	1.00%	23.08%	14.69%	15.47%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Victory Capital Management, Inc.	1.21%*	0.00%	1.21%	7.90%	4.04%	5.21%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Victory Capital Management, Inc.	1.01%*	0.00%	1.01%	10.86%	10.88%	8.73%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	1.07%*	0.00%	1.07%	10.84%	2.04%	3.67%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.00%	1.10%	0.72%	6.06%	5.95%
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Newfleet Asset Management, an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of VIA.	0.94%	0.00%	0.94%	7.58%	2.52%	4.23%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Sustainable Growth Advisers, LP, an affiliate of VIA.	1.10%*	0.00%	1.10%	9.26%	1.42%	4.10%

Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Platform Charge [Text Block]	Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%. For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a Transaction Fee.
Monument Advisor Contract No. JNL-2300 | Advisors Preferred Trust - Quantified Gold Futures Tracking Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	Advisors Preferred Trust - Quantified Gold Futures Tracking Portfolio
Portfolio Company Adviser [Text Block]	Advisors Preferred, LLC
Portfolio Company Subadviser [Text Block]	Flexible Plan Investments, Ltd.
Current Expenses [Percent]	1.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	59.59%
Average Annual Total Returns, 5 Years [Percent]	14.40%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Monument Advisor Contract No. JNL-2300 | Alger Capital Appreciation Portfolio Class I-2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Capital Appreciation Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	32.87%
Average Annual Total Returns, 5 Years [Percent]	16.33%
Average Annual Total Returns, 10 Years [Percent]	18.17%
Monument Advisor Contract No. JNL-2300 | Alger Large Cap Growth Portfolio Class I-2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Large Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	30.27%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	16.73%
Monument Advisor Contract No. JNL-2300 | Alger Mid Cap Growth Portfolio Class I-2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.76%
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	11.68%
Monument Advisor Contract No. JNL-2300 | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Discovery Value Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Monument Advisor Contract No. JNL-2300 | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Relative Value Portfolio Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.57%
Monument Advisor Contract No. JNL-2300 | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Sustainable Global Thematic Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.19%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	6.03%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Monument Advisor Contract No. JNL-2300 | Allspring Variable Trust - VT Discovery SMID Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	5.39%
Average Annual Total Returns, 5 Years [Percent]	(2.46%)
Average Annual Total Returns, 10 Years [Percent]	9.94%
Monument Advisor Contract No. JNL-2300 | Allspring Variable Trust - VT Opportunity Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Opportunity Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	6.71%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Monument Advisor Contract No. JNL-2300 | ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.76%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	9.36%
Monument Advisor Contract No. JNL-2300 | ALPS Variable Investment Trust - ALPS Alerian Energy Infrastructure Portfolio Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	22.06%
Average Annual Total Returns, 10 Years [Percent]	10.70%
Monument Advisor Contract No. JNL-2300 | ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.00%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	10.36%
Monument Advisor Contract No. JNL-2300 | ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Monument Advisor Contract No. JNL-2300 | ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	2.19%
Average Annual Total Returns, 10 Years [Percent]	3.50%
Monument Advisor Contract No. JNL-2300 | ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.91%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	9.05%
Monument Advisor Contract No. JNL-2300 | ALPS Variable Investment Trust - Morningstar Income Growth ETF Asset Allocation Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	5.46%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - American Funds Mortgage Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - American High-Income Trust Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Asset Allocation Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Capital Income Builder® Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	7.32%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Capital World Bond Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Bond Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	(2.76%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Capital World Growth Income Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	24.46%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Global Growth Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	21.34%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Global Small Capitalization Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Growth Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Growth-Income Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.63%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - International Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - International Growth Income Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	35.09%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Managed Risk Asset Allocation Fund Class P2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.65%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund Class P2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	7.18%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - New World Fund® Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - The Bond Fund of America Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - U.S. Government Securities Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.45%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Washington Mutual Investors Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
Monument Advisor Contract No. JNL-2300 | BlackRock Variable Series Funds II Inc. - BlackRock High Yield V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Monument Advisor Contract No. JNL-2300 | BlackRock Variable Series Funds II Inc. - BlackRock Total Return V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	1.82%
Monument Advisor Contract No. JNL-2300 | BlackRock Variable Series Funds Inc. - BlackRock Advantage Large Cap Core V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.73%
Average Annual Total Returns, 5 Years [Percent]	13.85%
Average Annual Total Returns, 10 Years [Percent]	14.08%
Monument Advisor Contract No. JNL-2300 | BlackRock Variable Series Funds Inc. - BlackRock Advantage Large Cap Value V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	17.99%
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	10.85%
Monument Advisor Contract No. JNL-2300 | BlackRock Variable Series Funds Inc. - BlackRock Equity Dividend V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	21.32%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	11.01%
Monument Advisor Contract No. JNL-2300 | BlackRock Variable Series Funds Inc. - BlackRock Global Allocation V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Monument Advisor Contract No. JNL-2300 | BlackRock Variable Series Funds Inc - BlackRock Large Cap Focus Growth VI Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	15.98%
Monument Advisor Contract No. JNL-2300 | BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	5.36%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Monument Advisor Contract No. JNL-2300 | BNY Mellon Stock Index Fund Inc. Initial Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	14.12%
Average Annual Total Returns, 10 Years [Percent]	14.52%
Monument Advisor Contract No. JNL-2300 | Calvert Variable Series Inc. - Calvert VP SRI Balanced Portfolio Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Monument Advisor Contract No. JNL-2300 | Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio: Class 1
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	5.59%
Monument Advisor Contract No. JNL-2300 | Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.59%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	8.23%
Monument Advisor Contract No. JNL-2300 | Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	3.99%
Monument Advisor Contract No. JNL-2300 | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	6.46%
Monument Advisor Contract No. JNL-2300 | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.49%
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Monument Advisor Contract No. JNL-2300 | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	1.94%
Monument Advisor Contract No. JNL-2300 | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	28.27%
Average Annual Total Returns, 5 Years [Percent]	13.59%
Average Annual Total Returns, 10 Years [Percent]	12.58%
Monument Advisor Contract No. JNL-2300 | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Monument Advisor Contract No. JNL-2300 | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	2.94%
Monument Advisor Contract No. JNL-2300 | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	34.37%
Average Annual Total Returns, 5 Years [Percent]	18.42%
Average Annual Total Returns, 10 Years [Percent]	22.70%
Monument Advisor Contract No. JNL-2300 | Delaware VIP Trust - Nomura VIP Small Cap Value Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Monument Advisor Contract No. JNL-2300 | Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.26%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Monument Advisor Contract No. JNL-2300 | DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	19.94%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Monument Advisor Contract No. JNL-2300 | DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.81%
Monument Advisor Contract No. JNL-2300 | DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Monument Advisor Contract No. JNL-2300 | DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	36.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Monument Advisor Contract No. JNL-2300 | DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	45.64%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Monument Advisor Contract No. JNL-2300 | DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.33%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Monument Advisor Contract No. JNL-2300 | DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Monument Advisor Contract No. JNL-2300 | DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Monument Advisor Contract No. JNL-2300 | Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Monument Advisor Contract No. JNL-2300 | Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II Primary Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	5.59%
Monument Advisor Contract No. JNL-2300 | Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp.
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	11.26%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	9.61%
Monument Advisor Contract No. JNL-2300 | Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II Primary Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products - Emerging Markets Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	40.79%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.66%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	4.17%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.84%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.19%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	17.09%
Average Annual Total Returns, 5 Years [Percent]	10.09%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Energy Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	23.86%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.44%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Growth Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	15.83%
Average Annual Total Returns, 10 Years [Percent]	13.56%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	21.65%
Average Annual Total Returns, 5 Years [Percent]	11.03%
Average Annual Total Returns, 10 Years [Percent]	19.64%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Growth Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.61%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	17.15%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP High Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	18.36%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.90%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Value Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	10.95%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	11.87%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Monument Advisor Contract No. JNL-2300 | First Eagle Variable Funds - Overseas Variable Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	First Eagle Variable Funds - Overseas Variable Fund
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Current Expenses [Percent]	1.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	37.47%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	7.61%
Monument Advisor Contract No. JNL-2300 | Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	3.03%
Monument Advisor Contract No. JNL-2300 | Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Monument Advisor Contract No. JNL-2300 | Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Monument Advisor Contract No. JNL-2300 | Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.10%
Monument Advisor Contract No. JNL-2300 | Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.10%
Monument Advisor Contract No. JNL-2300 | Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.14%
Monument Advisor Contract No. JNL-2300 | Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
Monument Advisor Contract No. JNL-2300 | Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.36%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	11.59%
Monument Advisor Contract No. JNL-2300 | Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	3.13%
Monument Advisor Contract No. JNL-2300 | Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Monument Advisor Contract No. JNL-2300 | Guggenheim Variable Funds Trust - Series P (High Yield Series)
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series P (High Yield Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	6.84%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]	5.55%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. American Value Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. American Value Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Balanced-Risk Allocation Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	4.91%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Comstock Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Comstock Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	17.44%
Average Annual Total Returns, 5 Years [Percent]	15.43%
Average Annual Total Returns, 10 Years [Percent]	11.95%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Core Equity Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	12.81%
Average Annual Total Returns, 10 Years [Percent]	11.73%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Core Plus Bond Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.09%
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	2.99%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Core Plus Bond Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.96%
Average Annual Total Returns, 5 Years [Percent]	(0.36%)
Average Annual Total Returns, 10 Years [Percent]	2.73%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Discovery Mid Cap Growth Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	11.10%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Equity and Income Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. EQV International Equity Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.22%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Global Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Global Real Estate Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	2.44%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Global Strategic Income Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	2.76%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Government Securities Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Growth and Income Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.62%
Average Annual Total Returns, 5 Years [Percent]	12.85%
Average Annual Total Returns, 10 Years [Percent]	10.73%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Health Care Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Health Care Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	6.58%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. High Yield Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. High Yield Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	4.83%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Main Street Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.64%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]	12.25%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Main Street Mid Cap Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. Technology Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Technology Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	20.47%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	15.78%
Monument Advisor Contract No. JNL-2300 | Invesco V.I. International Growth Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Monument Advisor Contract No. JNL-2300 | Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Monument Advisor Contract No. JNL-2300 | Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Monument Advisor Contract No. JNL-2300 | Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	(0.48%)
Average Annual Total Returns, 10 Years [Percent]	2.58%
Monument Advisor Contract No. JNL-2300 | Ivy Variable Insurance Portfolios - Nomura VIP Energy Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	18.61%
Average Annual Total Returns, 10 Years [Percent]	1.74%
Monument Advisor Contract No. JNL-2300 | Ivy Variable Insurance Portfolios - Nomura VIP High Income Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
Monument Advisor Contract No. JNL-2300 | Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.70%
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	2.12%
Monument Advisor Contract No. JNL-2300 | Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	10.66%
Monument Advisor Contract No. JNL-2300 | Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	37.75%
Average Annual Total Returns, 5 Years [Percent]	15.73%
Average Annual Total Returns, 10 Years [Percent]	6.94%
Monument Advisor Contract No. JNL-2300 | Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	33.36%
Average Annual Total Returns, 5 Years [Percent]	13.71%
Average Annual Total Returns, 10 Years [Percent]	17.20%
Monument Advisor Contract No. JNL-2300 | Ivy Variable Insurance Portfolios - Nomura VIP Value Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Monument Advisor Contract No. JNL-2300 | Janus Aspen Series - Janus Henderson Balanced Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	10.14%
Monument Advisor Contract No. JNL-2300 | Janus Aspen Series - Janus Henderson Enterprise Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	12.79%
Monument Advisor Contract No. JNL-2300 | Janus Aspen Series - Janus Henderson Flexible Bond Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
Monument Advisor Contract No. JNL-2300 | Janus Aspen Series - Janus Henderson Forty Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	18.14%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	16.24%
Monument Advisor Contract No. JNL-2300 | Janus Aspen Series - Janus Henderson Global Research Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	20.92%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	12.93%
Monument Advisor Contract No. JNL-2300 | Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	17.46%
Monument Advisor Contract No. JNL-2300 | Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.50%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Monument Advisor Contract No. JNL-2300 | Janus Aspen Series - Janus Henderson Overseas Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	28.87%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	9.24%
Monument Advisor Contract No. JNL-2300 | Janus Aspen Series - Janus Henderson Research Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.39%
Average Annual Total Returns, 5 Years [Percent]	14.11%
Average Annual Total Returns, 10 Years [Percent]	15.88%
Monument Advisor Contract No. JNL-2300 | John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust Series NAV
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	32.00%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Monument Advisor Contract No. JNL-2300 | Lazard Retirement Series Inc. - Lazard Retirement Emerging Markets Equity Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	41.77%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	9.35%
Monument Advisor Contract No. JNL-2300 | Lazard Retirement Series Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.72%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Monument Advisor Contract No. JNL-2300 | Lazard Retirement Series Inc. - Lazard Retirement US Small Cap Equity Select Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	2.18%
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	7.22%
Monument Advisor Contract No. JNL-2300 | Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Monument Advisor Contract No. JNL-2300 | Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	9.11%
Monument Advisor Contract No. JNL-2300 | Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	5.33%
Monument Advisor Contract No. JNL-2300 | Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.62%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Monument Advisor Contract No. JNL-2300 | Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Monument Advisor Contract No. JNL-2300 | Lincoln Variable Insurance Products Trust - LVIP American Century International Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	6.42%
Monument Advisor Contract No. JNL-2300 | Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Monument Advisor Contract No. JNL-2300 | Lincoln Variable Insurance Products Trust - LVIP American Century Ultra Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	17.16%
Monument Advisor Contract No. JNL-2300 | Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class IILincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments CorporationLincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.02%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Monument Advisor Contract No. JNL-2300 | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Monument Advisor Contract No. JNL-2300 | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Monument Advisor Contract No. JNL-2300 | Lord Abbett Series Fund Inc. - Bond Debenture Portfolio Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	2.09%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Monument Advisor Contract No. JNL-2300 | Lord Abbett Series Fund Inc. - Dividend Growth Portfolio Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	13.06%
Monument Advisor Contract No. JNL-2300 | Lord Abbett Series Fund Inc. - Growth and Income Portfolio Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.29%
Average Annual Total Returns, 5 Years [Percent]	13.35%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Monument Advisor Contract No. JNL-2300 | MFS® Variable Insurance Trust - MFS Growth Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Average Annual Total Returns, 10 Years [Percent]	15.31%
Monument Advisor Contract No. JNL-2300 | MFS® Variable Insurance Trust - MFS New Discovery Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	10.46%
Monument Advisor Contract No. JNL-2300 | MFS® Variable Insurance Trust - MFS Value Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Monument Advisor Contract No. JNL-2300 | MFS® Variable Insurance Trust II - MFS International Growth Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.60%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	5.62%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Income Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	12.58%
Average Annual Total Returns, 10 Years [Percent]	14.44%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income Class X
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	18.81%
Average Annual Total Returns, 5 Years [Percent]	14.80%
Average Annual Total Returns, 10 Years [Percent]	11.79%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Bond Index Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.24%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	7.06%
Average Annual Total Returns, 5 Years [Percent]	(0.59%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	36.15%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	6.31%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.37%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	35.78%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Government Money Market Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital Preservation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	4.07%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	GQG Partners LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	2.14%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT International Equity Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	39.29%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT International Equity Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	38.97%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	9.67%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT International Index Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	30.94%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund Class P
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	8.02%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund Class P
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	7.09%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.22%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	(0.46%)
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	18.57%
Average Annual Total Returns, 5 Years [Percent]	11.40%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	32.66%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	19.09%
Average Annual Total Returns, 10 Years [Percent]	18.02%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	(0.62%)
Average Annual Total Returns, 10 Years [Percent]	2.23%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	7.27%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund Class X
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	35.21%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT SP 500® Index Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.16%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	14.25%
Average Annual Total Returns, 10 Years [Percent]	14.64%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	12.54%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	2.17%
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Strategic Income Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	5.45%
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.39%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Monument Advisor Contract No. JNL-2300 | Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio Class I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Monument Advisor Contract No. JNL-2300 | Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio Class I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.45%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Monument Advisor Contract No. JNL-2300 | Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio Class I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	2.30%
Monument Advisor Contract No. JNL-2300 | New Age Alpha Variable Funds Trust - NAA Large Core Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Large Core Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	16.43%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	14.25%
Monument Advisor Contract No. JNL-2300 | New Age Alpha Variable Funds Trust NAA Large Growth Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Large Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	17.04%
Monument Advisor Contract No. JNL-2300 | New Age Alpha Variable Funds Trust NAA Mid Growth Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Mid Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.17%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Monument Advisor Contract No. JNL-2300 | New Age Alpha Variable Funds Trust NAA Small Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	3.30%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Monument Advisor Contract No. JNL-2300 | New York Life Investments VP Funds Trust - NYLIM VP MacKay Convertible Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid Securities
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLIM VP MacKay Convertible Portfolio: Service Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - DF Tactical Dividend VIT Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - DF Tactical Dividend VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	2.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.00%
Average Annual Total Returns, 1 Year [Percent]	17.19%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	3.46%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - DF Tactical Momentum VIT Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - DF Tactical Momentum VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	1.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.56%
Average Annual Total Returns, 1 Year [Percent]	23.52%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	18.83%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.72%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.65%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS Moderate ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Moderate ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	17.99%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	10.15%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - All Asset Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	2.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.13%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	6.77%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	3.19%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	3.19%
Average Annual Total Returns, 1 Year [Percent]	18.79%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	6.54%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - Dynamic Bond Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.11%
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	3.55%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	2.44%
Average Annual Total Returns, 10 Years [Percent]	5.06%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged) Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.46%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	3.16%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	22.00%
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - High Yield Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	5.57%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - Income Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	3.41%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	2.88%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	2.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.48%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	(6.79%)
Average Annual Total Returns, 10 Years [Percent]	0.02%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - Low Duration Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	1.79%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - Real Return Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - Short-Term Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	4.67%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	2.76%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - Total Return Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	2.36%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund Access VP High Yield Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	ProFunds - ProFund Access VP High Yield Fund
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	2.85%
Average Annual Total Returns, 10 Years [Percent]	3.92%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Asia 30
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Asia 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	24.12%
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	5.18%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Banks
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Banks
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	10.53%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Biotechnology
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	34.03%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Bull
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]	12.55%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Communication Services
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Communication Services
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	20.91%
Average Annual Total Returns, 5 Years [Percent]	14.55%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Consumer Discretionary
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Discretionary
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	5.51%
Average Annual Total Returns, 5 Years [Percent]	5.53%
Average Annual Total Returns, 10 Years [Percent]	10.01%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Consumer Staples
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Staples
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(0.17%)
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Emerging Markets
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	36.13%
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Energy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Energy
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	5.86%
Average Annual Total Returns, 5 Years [Percent]	21.01%
Average Annual Total Returns, 10 Years [Percent]	5.88%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Europe 30
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Europe 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	29.59%
Average Annual Total Returns, 5 Years [Percent]	12.78%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Financials
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Financials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.90%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	11.04%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Health Care
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Health Care
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	8.02%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Industrials
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Industrials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	17.25%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	11.45%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP International
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	27.97%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	5.60%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Internet
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Internet
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	3.71%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Japan
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Japan
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	30.69%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Large-Cap Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	19.96%
Average Annual Total Returns, 5 Years [Percent]	13.07%
Average Annual Total Returns, 10 Years [Percent]	14.95%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Large-Cap Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	11.37%
Average Annual Total Returns, 5 Years [Percent]	11.09%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Materials
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Materials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	8.42%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Mid-Cap Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	5.67%
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Mid-Cap Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Mid-Cap
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP NASDAQ-100
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	18.62%
Average Annual Total Returns, 5 Years [Percent]	12.94%
Average Annual Total Returns, 10 Years [Percent]	17.28%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Pharmaceuticals
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Pharmaceuticals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	29.34%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	5.37%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Precious Metals
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Precious Metals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	150.31%
Average Annual Total Returns, 5 Years [Percent]	17.01%
Average Annual Total Returns, 10 Years [Percent]	18.89%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Real Estate
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Real Estate
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	2.85%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Semiconductor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Semiconductor
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	41.70%
Average Annual Total Returns, 5 Years [Percent]	34.17%
Average Annual Total Returns, 10 Years [Percent]	30.80%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Small-Cap Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	3.62%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	7.98%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Small-Cap Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	5.00%
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Small-Cap
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Technology
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Technology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	22.60%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	20.16%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Utilities
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Utilities
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Monument Advisor Contract No. JNL-2300 | Putnam Variable Trust - Putnam VT Diversified Income Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	3.03%
Monument Advisor Contract No. JNL-2300 | Putnam Variable Trust - Putnam VT High Yield Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.67%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.70%
Monument Advisor Contract No. JNL-2300 | Putnam Variable Trust - Putnam VT Income Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	(1.13%)
Average Annual Total Returns, 10 Years [Percent]	1.89%
Monument Advisor Contract No. JNL-2300 | Putnam Variable Trust - Putnam VT International Value Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.68%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Monument Advisor Contract No. JNL-2300 | Putnam Variable Trust - Putnam VT Large Cap Value Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	13.30%
Monument Advisor Contract No. JNL-2300 | Putnam Variable Trust - Putnam VT Mortgage Securities Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	9.09%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	1.62%
Monument Advisor Contract No. JNL-2300 | Putnam Variable Trust - Putnam VT Sustainable Leaders Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	14.69%
Monument Advisor Contract No. JNL-2300 | Royce Capital Fund - Royce Micro-Cap Portfolio Investment Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.22%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	10.14%
Monument Advisor Contract No. JNL-2300 | Royce Capital Fund - Royce Small-Cap Portfolio Investment Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Banking Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Banking Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	23.74%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Basic Materials Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Basic Materials Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	32.89%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Biotechnology Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Biotechnology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	30.12%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	5.42%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Commodities Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	Rydex Variable Trust - Commodities Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	4.76%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Consumer Products Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Consumer Products Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	(3.52%)
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Electronics Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Electronics Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	41.49%
Average Annual Total Returns, 5 Years [Percent]	18.80%
Average Annual Total Returns, 10 Years [Percent]	23.66%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Energy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	19.52%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Energy Services Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	1.75%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	(5.65%)
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Financial Services Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Financial Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	10.76%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	9.88%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Global Managed Futures Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	Rydex Variable Trust - Global Managed Futures Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	2.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.18%
Average Annual Total Returns, 1 Year [Percent]	3.65%
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Health Care Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Health Care Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.44%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - High Yield Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Rydex Variable Trust - High Yield Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Internet Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Internet Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	18.50%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	11.93%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Leisure Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Leisure Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	8.48%
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Multi-Hedge Strategies Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	1.25%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	1.62%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - NASDAQ-100® Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.76%
Average Annual Total Returns, 1 Year [Percent]	19.04%
Average Annual Total Returns, 5 Years [Percent]	13.32%
Average Annual Total Returns, 10 Years [Percent]	17.60%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Precious Metals Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Precious Metals Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	147.37%
Average Annual Total Returns, 5 Years [Percent]	17.52%
Average Annual Total Returns, 10 Years [Percent]	21.08%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Real Estate Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Real Estate Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	4.00%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Retailing Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Retailing Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	10.18%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	9.19%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - SP 500 Pure Growth Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	10.34%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - SP 500 Pure Value Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	16.02%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.64%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - SP MidCap 400 Pure Growth Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - SP MidCap 400 Pure Value Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - SP SmallCap 600 Pure Growth Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	2.89%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - SP SmallCap 600 Pure Value Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	6.77%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Technology Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Technology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	25.70%
Average Annual Total Returns, 5 Years [Percent]	12.27%
Average Annual Total Returns, 10 Years [Percent]	18.37%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Telecommunications Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Telecommunications Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	31.13%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Transportation Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Transportation Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Utilities Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Utilities Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Monument Advisor Contract No. JNL-2300 | T. Rowe Price Equity Series Inc. - T. Rowe Price Blue Chip Growth Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.43%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	15.25%
Monument Advisor Contract No. JNL-2300 | T. Rowe Price Equity Series Inc. - T. Rowe Price Equity Income Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	10.24%
Monument Advisor Contract No. JNL-2300 | T. Rowe Price Equity Series Inc. - T. Rowe Price Health Sciences Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.80%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Monument Advisor Contract No. JNL-2300 | T. Rowe Price Equity Series Inc. - T. Rowe Price Mid-Cap Growth Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.29%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	9.54%
Monument Advisor Contract No. JNL-2300 | T. Rowe Price Fixed Income Series Inc. - T. Rowe Price Limited-Term Bond Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	2.09%
Monument Advisor Contract No. JNL-2300 | The Merger Fund VL - The Merger Fund VL Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	The Merger Fund VL - The Merger Fund VL: Class I
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC, an affiliate of VIA.
Current Expenses [Percent]	1.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	5.23%
Average Annual Total Returns, 5 Years [Percent]	2.98%
Average Annual Total Returns, 10 Years [Percent]	4.04%
Monument Advisor Contract No. JNL-2300 | Third Avenue Variable Series Trust - Third Avenue Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Third Avenue Variable Series Trust - Third Avenue Value Portfolio
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	34.85%
Average Annual Total Returns, 5 Years [Percent]	17.58%
Average Annual Total Returns, 10 Years [Percent]	9.66%
Monument Advisor Contract No. JNL-2300 | VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.49%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Monument Advisor Contract No. JNL-2300 | VanEck VIP Trust - VanEck VIP Emerging Markets Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	29.92%
Average Annual Total Returns, 5 Years [Percent]	(0.77%)
Average Annual Total Returns, 10 Years [Percent]	5.47%
Monument Advisor Contract No. JNL-2300 | VanEck VIP Trust - VanEck VIP Global Gold Fund Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	164.43%
Average Annual Total Returns, 5 Years [Percent]	20.00%
Average Annual Total Returns, 10 Years [Percent]	20.88%
Monument Advisor Contract No. JNL-2300 | VanEck VIP Trust - VanEck VIP Global Resources Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	36.48%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Balanced Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Capital Growth Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	28.98%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	14.96%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Diversified Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Equity Income Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Equity Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	14.27%
Average Annual Total Returns, 10 Years [Percent]	14.66%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Growth Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.89%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	15.58%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.24%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - International Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.81%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Portfolio Company Adviser [Text Block]	ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	9.61%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.09%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	32.04%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Monument Advisor Contract No. JNL-2300 | Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	2.59%
Monument Advisor Contract No. JNL-2300 | Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.13%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Monument Advisor Contract No. JNL-2300 | Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	23.08%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.47%
Monument Advisor Contract No. JNL-2300 | Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	7.90%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Monument Advisor Contract No. JNL-2300 | Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Monument Advisor Contract No. JNL-2300 | Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.84%
Average Annual Total Returns, 5 Years [Percent]	2.04%
Average Annual Total Returns, 10 Years [Percent]	3.67%
Monument Advisor Contract No. JNL-2300 | Virtus Variable Insurance Trust - Virtus Duff Phelps Real Estate Securities Series Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co., an affiliate of VIA.
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	0.72%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Monument Advisor Contract No. JNL-2300 | Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Newfleet Asset Management, an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of VIA.
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	7.58%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.23%
Monument Advisor Contract No. JNL-2300 | Virtus Variable Insurance Trust - Virtus SGA International Growth Series Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP, an affiliate of VIA.
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	9.26%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	4.10%
Monument Advisor Contract No. JNL-2300 | Alger Small Cap Growth Portfolio Class I-2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Small Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	(4.92%)
Average Annual Total Returns, 10 Years [Percent]	8.83%
Monument Advisor Contract No. JNL-2300 | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Dynamic Asset Allocation Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Monument Advisor Contract No. JNL-2300 | AllianceBernstein Variable Products Series Fund Inc. - AB VPS International Value Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	41.27%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	6.37%
Monument Advisor Contract No. JNL-2300 | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Small Cap Growth Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	4.45%
Average Annual Total Returns, 5 Years [Percent]	(0.69%)
Average Annual Total Returns, 10 Years [Percent]	10.99%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Managed Risk Growth Fund Class P2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Growth Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	11.74%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Managed Risk Growth-Income Fund Class P2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Managed Risk International Fund Class P2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk International Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	15.09%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	2.90%
Monument Advisor Contract No. JNL-2300 | BlackRock Variable Series Funds Inc. - BlackRock Capital Appreciation V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	10.50%
Average Annual Total Returns, 10 Years [Percent]	15.32%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products - VIP FundsManager 20 Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	4.08%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products - VIP FundsManager 50 Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.03%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	7.09%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products - VIP FundsManager 60 Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products - VIP FundsManager 70 Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.91%
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]	8.95%
Monument Advisor Contract No. JNL-2300 | Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.49%
Average Annual Total Returns, 5 Years [Percent]	13.38%
Average Annual Total Returns, 10 Years [Percent]	14.58%
Monument Advisor Contract No. JNL-2300 | Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered SP 500 Fund JanJul Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Jan/Jul: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	14.26%
Monument Advisor Contract No. JNL-2300 | Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered SP 500 Fund MarSep Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Mar/Sep: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Monument Advisor Contract No. JNL-2300 | Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.89%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.78%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. SP 500 Buffer Fund - December Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	12.37%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. SP 500 Buffer Fund - June Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.35%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. SP 500 Buffer Fund - March Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	7.25%
Monument Advisor Contract No. JNL-2300 | Invesco - Invesco V.I. SP 500 Buffer Fund - September Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	12.63%
Monument Advisor Contract No. JNL-2300 | Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.92%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	10.71%
Monument Advisor Contract No. JNL-2300 | Ivy Variable Insurance Portfolios - Nomura VIP Growth Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.41%
Average Annual Total Returns, 5 Years [Percent]	11.89%
Average Annual Total Returns, 10 Years [Percent]	15.40%
Monument Advisor Contract No. JNL-2300 | Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	21.18%
Monument Advisor Contract No. JNL-2300 | Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Monument Advisor Contract No. JNL-2300 | Neuberger Berman Advisers Management Trust - Quality Equity Portfolio Class I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Monument Advisor Contract No. JNL-2300 | New Age Alpha Variable Funds Trust NAA Large Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Large Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	12.15%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Monument Advisor Contract No. JNL-2300 | New Age Alpha Variable Funds Trust NAA Small Growth Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Small Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.51%
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	8.89%
Monument Advisor Contract No. JNL-2300 | New Age Alpha Variable Funds Trust - NAA World Equity Income Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA World Equity Income Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	22.75%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	19.17%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	10.71%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	10.58%
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	5.97%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS Moderate ETF Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Moderate ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	15.50%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	18.31%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	6.66%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	10.39%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Monument Advisor Contract No. JNL-2300 | Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.51%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	9.35%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	5.18%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - All Asset Portfolio Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	1.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.98%
Average Annual Total Returns, 1 Year [Percent]	14.34%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	6.93%
Monument Advisor Contract No. JNL-2300 | PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.07%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Bear
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bear
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(14.47%)
Average Annual Total Returns, 5 Years [Percent]	(11.20%)
Average Annual Total Returns, 10 Years [Percent]	(13.49%)
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Falling U.S. Dollar
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Falling U.S. Dollar
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	10.81%
Average Annual Total Returns, 5 Years [Percent]	(1.85%)
Average Annual Total Returns, 10 Years [Percent]	(1.14%)
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Government Money Market
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital Preservation
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Government Money Market
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	3.27%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	1.39%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Rising Rates Opportunity
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Rising Rates Opportunity
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.59%
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	0.27%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Short Emerging Markets
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(26.15%)
Average Annual Total Returns, 5 Years [Percent]	(6.13%)
Average Annual Total Returns, 10 Years [Percent]	(12.36%)
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Short International
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.62%
Average Annual Total Returns, 1 Year [Percent]	(20.81%)
Average Annual Total Returns, 5 Years [Percent]	(6.46%)
Average Annual Total Returns, 10 Years [Percent]	(8.23%)
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Short Mid-Cap
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(4.51%)
Average Annual Total Returns, 5 Years [Percent]	(7.65%)
Average Annual Total Returns, 10 Years [Percent]	(11.55%)
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Short NASDAQ-100
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(15.80%)
Average Annual Total Returns, 5 Years [Percent]	(13.57%)
Average Annual Total Returns, 10 Years [Percent]	(18.48%)
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP Short Small-Cap
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(10.08%)
Average Annual Total Returns, 5 Years [Percent]	(6.50%)
Average Annual Total Returns, 10 Years [Percent]	(11.77%)
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP U.S. Government Plus
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	ProFunds - ProFund VP U.S. Government Plus
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	1.17%
Average Annual Total Returns, 5 Years [Percent]	(13.73%)
Average Annual Total Returns, 10 Years [Percent]	(3.45%)
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP UltraBull
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraBull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	24.38%
Average Annual Total Returns, 5 Years [Percent]	19.82%
Average Annual Total Returns, 10 Years [Percent]	20.95%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP UltraMid-Cap
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraMid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	3.20%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP UltraNasdaq-100
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraNASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	29.25%
Average Annual Total Returns, 5 Years [Percent]	18.60%
Average Annual Total Returns, 10 Years [Percent]	29.22%
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP UltraShort NASDAQ-100
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraShort NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(33.04%)
Average Annual Total Returns, 5 Years [Percent]	(29.97%)
Average Annual Total Returns, 10 Years [Percent]	(37.40%)
Monument Advisor Contract No. JNL-2300 | ProFunds - ProFund VP UltraSmall-Cap
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraSmall-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.93%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Monument Advisor Contract No. JNL-2300 | Russell Investment Funds - Balanced Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Russell Investment Funds - Balanced Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	6.88%
Monument Advisor Contract No. JNL-2300 | Russell Investment Funds - Equity Aggressive Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Russell Investment Funds - Equity Aggressive Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.47%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Monument Advisor Contract No. JNL-2300 | Russell Investment Funds - Global Real Estate Securities Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Russell Investment Funds - Global Real Estate Securities Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Cohen & Steers Capital Management, Inc., Cohen & Steers UK Limited and Cohen & Steers Asia Limited; RREEF America L.L.C., DWS Investments Australia Limited and DWS Alternatives Global Limited, operating under the brand name DWS
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	2.55%
Average Annual Total Returns, 10 Years [Percent]	3.58%
Monument Advisor Contract No. JNL-2300 | Russell Investment Funds - International Developed Markets Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Russell Investment Funds - International Developed Markets Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Intermede Investment Partners Limited and Intermede Global Partners Inc., Wellington Management Company LLP, Pzena Investment Management LLC
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	28.64%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Monument Advisor Contract No. JNL-2300 | Russell Investment Funds - Moderate Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Russell Investment Funds - Moderate Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Monument Advisor Contract No. JNL-2300 | Russell Investment Funds - Strategic Bond Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Russell Investment Funds - Strategic Bond Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC, RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited, Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.35%
Average Annual Total Returns, 5 Years [Percent]	(1.07%)
Average Annual Total Returns, 10 Years [Percent]	1.77%
Monument Advisor Contract No. JNL-2300 | Russell Investment Funds - U.S. Small Cap Equity Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Russell Investment Funds - U.S. Small Cap Equity Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Ancora Advisors, LLC, Boston Partners Global Investors, Inc., Calamos Advisors LLC, Copeland Capital Management, LLC, DePrince, Race & Zollo, Inc., Jacobs Levy Equity Management, Inc., Lord, Abbett & Co. LLC, Penn Capital Management, LLC, Ranger Investment Management, L.P.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.34%
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Monument Advisor Contract No. JNL-2300 | Russell Investment Funds - U.S. Strategic Equity Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Russell Investment Funds - U.S. Strategic Equity Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, J.P. Morgan Investment Management Inc., Jacobs Levy Equity Management, Inc., William Blair Investment Management, LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.43%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	12.45%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Dow 2x Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - Dow 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.85%
Average Annual Total Returns, 1 Year [Percent]	19.49%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	18.17%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Europe 1.25x Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Europe 1.25x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.76%
Average Annual Total Returns, 1 Year [Percent]	36.46%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.45%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	1.66%
Average Annual Total Returns, 5 Years [Percent]	(13.57%)
Average Annual Total Returns, 10 Years [Percent]	(3.37%)
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	(20.69%)
Average Annual Total Returns, 5 Years [Percent]	(18.02%)
Average Annual Total Returns, 10 Years [Percent]	(25.05%)
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	5.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	5.67%
Average Annual Total Returns, 1 Year [Percent]	1.85%
Average Annual Total Returns, 5 Years [Percent]	12.87%
Average Annual Total Returns, 10 Years [Percent]	1.41%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.89%
Average Annual Total Returns, 1 Year [Percent]	(5.11%)
Average Annual Total Returns, 5 Years [Percent]	(7.51%)
Average Annual Total Returns, 10 Years [Percent]	(10.94%)
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.85%
Average Annual Total Returns, 1 Year [Percent]	(16.18%)
Average Annual Total Returns, 5 Years [Percent]	(13.53%)
Average Annual Total Returns, 10 Years [Percent]	(17.67%)
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	(9.58%)
Average Annual Total Returns, 5 Years [Percent]	(6.24%)
Average Annual Total Returns, 10 Years [Percent]	(11.19%)
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Inverse SP 500 Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.82%
Average Annual Total Returns, 1 Year [Percent]	(11.76%)
Average Annual Total Returns, 5 Years [Percent]	(10.49%)
Average Annual Total Returns, 10 Years [Percent]	(12.91%)
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Japan 2x Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - Japan 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	51.54%
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.81%
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	29.24%
Average Annual Total Returns, 5 Years [Percent]	18.83%
Average Annual Total Returns, 10 Years [Percent]	29.69%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Nova Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Rydex Variable Trust - Nova Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	20.86%
Average Annual Total Returns, 5 Years [Percent]	16.53%
Average Annual Total Returns, 10 Years [Percent]	17.73%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.87%
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Russell 2000® 2x Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - Russell 2000® 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.88%
Average Annual Total Returns, 1 Year [Percent]	12.07%
Average Annual Total Returns, 5 Years [Percent]	1.43%
Average Annual Total Returns, 10 Years [Percent]	9.07%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - SP 500 2x Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	25.28%
Average Annual Total Returns, 5 Years [Percent]	19.77%
Average Annual Total Returns, 10 Years [Percent]	21.33%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	2.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.04%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	1.80%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - U.S. Government Money Market Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital Preservation
Portfolio Company Name [Text Block]	Rydex Variable Trust - U.S. Government Money Market Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.49%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	2.83%
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	1.26%
Monument Advisor Contract No. JNL-2300 | Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Other
Portfolio Company Name [Text Block]	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	2.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.04%
Average Annual Total Returns, 1 Year [Percent]	18.97%
Average Annual Total Returns, 5 Years [Percent]	(5.72%)
Average Annual Total Returns, 10 Years [Percent]	(2.86%)
Monument Advisor Contract No. JNL-2300 | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit (see Death Benefit)
Purpose of Benefit [Text Block]	Death benefit upon death of Owner prior to Annuity Period
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Standard Death Benefit (see Death Benefit)
Operation of Benefit [Text Block]	Death Benefit Death of Contract Owner During the Accumulation Period If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations. The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary. Restricted Beneficiary In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor. Standard Death Benefit (Return of Contract Value) If you die during the Accumulation Period (assuming you have not elected the ROP Enhanced Death Benefit Rider or GMDB Rider), the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable Transaction Fees and premium taxes, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances: (a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.); (b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or (c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered). (2)the Annuity Date; (3)the date the Contract to which this rider is attached terminates; (4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees; (5)Subject to the step up in Contract Value described above, immediately following a spousal continuation. Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Monument Advisor Contract No. JNL-2300 | Rebalancing Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing Program (see Rebalancing Program)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing Program (see Rebalancing Program)
Operation of Benefit [Text Block]	Rebalancing Program Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee. For certain Contracts, the Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Charges and Adjustments – Transaction Fee". You should note that if the Rebalancing Program utilizes Transaction Fee Portfolios there may be significant Transaction Fees imposed.
Calculation Method of Benefit [Text Block]
Example:
Mr. C elects to participate in the Rebalancing Program and has instructed his Contract
Value be allocated as follows: 40% to Investment Portfolio A, 40% to Investment Portfolio B,
and 20% to Investment Portfolio C. Mr. C elects to rebalance quarterly. Each quarter, We will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Investment Portfolios so that his 40%/40%/20% allocation remains intact.

Monument Advisor Contract No. JNL-2300 | Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging Program (see Dollar Cost Averaging Program)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging Program (see Dollar Cost Averaging Program)
Operation of Benefit [Text Block]	Dollar Cost Averaging Program The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed. Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program. There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee. For certain Contracts, the Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Charges and Adjustments – Transaction Fee". You should note that if the DCA Program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Calculation Method of Benefit [Text Block]
Example:
Ms. T elects to participate in the Dollar Cost Averaging Program and has transferred
$25,000 to Investment Portfolio S that will serve as the source investment option for her
Dollar Cost Averaging Program. She would like the Dollar Cost Averaging Program transfers to be allocated as follows: $500 to Investment Portfolio L and $1,000 to Investment Portfolio
M. Each month, We will automatically transfer $1,500 from Investment Portfolio S and allocate $1,000 to Investment Portfolio M and $500 to Investment Portfolio L.

Monument Advisor Contract No. JNL-2300 | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program (see Systematic Withdrawal Program)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Withdrawal Program (see Systematic Withdrawal Program)
Monument Advisor Contract No. JNL-2300 | ROP Enhanced Death Benefit Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	ROP Enhanced Death Benefit Rider (see Death Benefit)
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	● Owner must be 80 or younger at application● Must be elected at application● Election is irrevocable● Certain ownership changes and assignments could eliminate the death benefit● Purchase payments are limited to $3,000,000 for one or more Contracts with the ROP Enhanced Death Benefit Rider that use the Measuring Life
Name of Benefit [Text Block]	ROP Enhanced Death Benefit Rider (see Death Benefit)
Calculation Method of Benefit [Text Block]	Appendix C: ROP Enhanced Death Benefit Rider ExampleThe following table illustrates the impact of partial withdrawals and market value movement for a Contract which has the standard Death Benefit compared to a Contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000
*/Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000). **/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value. ***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals. The next table illustrates the impact of Advisor Fees and market value movement for a Contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420
*/Assuming that on the day the Advisor Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisor Fee equals $1,400 (calculated as $70,000 x 2% = $1,400). If $5,000 is withdrawn for Advisor Fees, the Excess Advisor Fee is $3,600 (calculated as $5,000 - $1,400 = $3,600). Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000 - $1,400) = $4,580). This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000 - $4,580 = $95,420). **/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value. ***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
Monument Advisor Contract No. JNL-2300 | Return of Premium Enhanced Death Benefit Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Monument Advisor Contract No. JNL-2300 | Systematic Withdrawal Program
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Systematic Withdrawal Program The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future. For certain Contracts, the Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Charges and Adjustments – Transaction Fee". You should note that if the Systematic Withdrawal program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed. Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Calculation Method of Benefit [Text Block]
Example:
Ms. H elects to take systematic withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Investment Portfolios, so each quarter, We will withdraw $5,000 from Ms. H’s Contract proportionally from each Investment
Portfolio, and will mail her a check or wire the funds to the financial institution of her choice.

Monument Advisor Contract No. JNL-2300 | Return of Premium Death Benefit Option
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances: (a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.); (b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or (c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered). (2)the Annuity Date; (3)the date the Contract to which this rider is attached terminates; (4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees; (5)Subject to the step up in Contract Value described above, immediately following a spousal continuation. Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Monument Advisor Contract No. JNL-2300 | GMDB Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Optional Benefit Expense, Footnotes [Text Block]	The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	GMDB Rider (see Death Benefit)
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Optional Benefit Expense, Footnotes [Text Block]	The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.
Brief Restrictions / Limitations [Text Block]	● No longer available● Election is irrevocable● Will terminate upon a change to the owner or joint owner (or annuitant if any owner is a non-natural person)● Purchase payments are limited to $2,000,000 without prior approval
Name of Benefit [Text Block]	GMDB Rider (see Death Benefit)
Operation of Benefit [Text Block]	Optional Guaranteed Minimum Death Benefit The optional Guaranteed Minimum Death Benefit is no longer available. In general terms, if you elected this option, it will provide you a benefit if you die at a time when your Contract Value is less than the Purchase Payments you have made. Under this option, if you die prior to the Contract Anniversary immediately following you attaining age 90, the Death Benefit Amount will be the greater of: (1)the GMDB Base; and (2)the Net Contract Value as of the Business Day We receive due proof of death and a payment election. The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. If death occurs on or after the Contract Anniversary immediately following your attaining age 90 (for Joint Owners, the age of the oldest Owner or Annuitant, if applicable, controls), the Death Benefit Amount will be equal to the Net Contract Value as of the Business Day We receive due proof of death and a payment election. If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner. If more than one Annuitant is named, the Death Benefit Amount is determined based on the age of the oldest Annuitant and is payable on the first death. If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit Amount may be reduced by an amount greater than the amount withdrawn. Example of the GMDB:
Example:
PURCHASE PAYMENTS	PARTIAL WITHDRAWALS	PREMIUM TAXES	CONTRACT VALUE ON DATE OF DEATH	STANDARD DEATH BENEFIT	GUARANTEED MINIMUM DEATH BENEFIT AMOUNT
$100,000	0	0	$90,000	$90,000	$100.000
$100,000	0	0	$110,000	$110,000	$110,000
$100,000	$20,000*	0	$70,000	$70,000	$75,000
$100,000	$20,000*	0	$80,000	$80,000	$80,000
* Assuming this Partial Withdrawal is made at a time when the Death Benefit is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000
(calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial
Withdrawal, the GMDB Base equals $75,000 (calculated as $100,000 (total Purchase
Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).

Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect to continue the Contract in his or her own name at the then current Death Benefit Amount, which amount shall be deemed to be the initial Purchase Payment for purposes of the GMDB Base of the continued Contract. The optional Guaranteed Minimum Death Benefit will terminate without value on the occurrence of any of the following: (1)the date there is a change of owner or joint owner (or annuitant if any owner is a non-natural person); (2)the Annuity Date; (3)the date the Contract terminates; (4)the date the Contract Value decreases to zero. Once cancelled, all rights and benefits under the optional GMDB terminate. We will assess the current year GMDB Fee at the time of cancellation prorated by the time elapsed for the Contract Year. Past GMDB Fees will not be refunded.Payment of the Death Benefit During the Accumulation Period Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2. OPTION 1 - lump sum payment of the Death Benefit Amount; or OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or OPTION 4 – in any other manner permitted by law and approved by Jefferson National. Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to: •continue the Contract in his or her own name at the then current Death Benefit Amount; •elect a lump sum payment of the Death Benefit Amount; or •apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information. If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor. Death of Contract Owner During the Annuity Period If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Death of Annuitant If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named. Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Monument Advisor Contract No. JNL-2300 | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Monument Advisor Contract No. JNL-2300 | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).Withdrawals may be subject to taxes and tax penalties. The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Monument Advisor Contract No. JNL-2300 | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	● Investment in this Contract is subject to the risk of poor investment performance. Investment experience can vary depending on the Investment Options selected by the Owner.● Each investment Option has its own unique risks.● Review the prospectuses and disclosures for the Investment Options before making an investment decision.See Principal Risks.
Monument Advisor Contract No. JNL-2300 | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).
Monument Advisor Contract No. JNL-2300 | Investment option availability
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Option availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting underlying mutual funds for Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided.
Monument Advisor Contract No. JNL-2300 | Purchase payment restrictions
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments.
Monument Advisor Contract No. JNL-2300 | Investment advisory fees
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Monument Advisor Contract No. JNL-2300 | Active trading
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Monument Advisor Contract No. JNL-2300 | Financial strength
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
Monument Advisor Contract No. JNL-2300 | Regulatory risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
Monument Advisor Contract No. JNL-2300 | Cybersecurity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity. Jefferson National businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Us potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service attacks on systems or websites and other operational disruptions that could severely impede Our ability to conduct Our businesses or administer the contract (e.g. calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that We, Our service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Owners in the future. In the event that contract administration or Contract Values are adversely affected as a result of a failure of Jefferson National cybersecurity controls, We will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. We will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Monument Advisor Contract No. JNL-2300 | Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.